PROSPECTUS

                           STI CLASSIC VARIABLE TRUST


                            CAPITAL APPRECIATION FUND
                             GROWTH AND INCOME FUND
                            INTERNATIONAL EQUITY FUND
                           INVESTMENT GRADE BOND FUND
                               MID-CAP EQUITY FUND
                            QUALITY GROWTH STOCK FUND
                           SMALL CAP VALUE EQUITY FUND
                             VALUE INCOME STOCK FUND



                                   MAY 1, 2001


                        INVESTMENT ADVISER TO THE FUNDS:
                 TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")


                           [STI Classic Logo Omitted]

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

[This page left intentionally blank]

PROSPECTUS

ABOUT THIS PROSPECTUS

The STI Classic Variable Trust is a mutual fund family that offers shares in a number of separate investment portfolios (Funds). The Funds have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts (Contracts) issued by various life insurance companies (Insurers). This prospectus gives you important information about the Capital Appreciation, Growth and Income, International Equity, Investment Grade Bond, Mid-Cap Equity, Quality Growth Stock, Small Cap Value Equity and Value Income Stock Funds that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

 2 CAPITAL APPRECIATION FUND     18 MORE INFORMATION ABOUT RISK


 4 GROWTH AND INCOME FUND        19 MORE INFORMATION ABOUT FUND INVESTMENTS


 6 INTERNATIONAL EQUITY FUND     19 INVESTMENT ADVISER


 8 INVESTMENT GRADE BOND FUND    20 PORTFOLIO MANAGERS


10 MID-CAP EQUITY FUND           21 PURCHASING AND SELLING FUND SHARES


12 QUALITY GROWTH STOCK FUND     22 DIVIDENDS AND DISTRIBUTIONS AND TAXES


14 SMALL CAP VALUE EQUITY FUND   23 FINANCIAL HIGHLIGHTS


16 VALUE INCOME STOCK FUND      BACK
                                COVER HOW TO OBTAIN MORE INFORMATION ABOUT THE
                                      STI CLASSIC VARIABLE TRUST











-------------------------------------------------------------------------------

[suitcase graphic omitted]

FUND SUMMARY

[Telescope graphic omitted] INVESTMENT STRATEGY

[Life jacket graphic omitted] WHAT ARE THE RISKS OF INVESTING?

[Bullseye graphic omitted] PERFORMANCE INFORMATION

[chart graphic omitted] WHAT IS AN INDEX?

[money graphic omitted] FUND EXPENSES

[magnifier graphic omitted] INVESTMENT ADVISER

[handshake graphic omitted] HOW TO PURCHASE FUND SHARES

-------------------------------------------------------------------------------
MAY 1, 2001

[This page left intentionally blank]

                                                                    PROSPECTUS 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help a Fund achieve its goal. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS

CAPITAL APPRECIATION FUND
[suitcase graphic omitted]


FUND SUMMARY
INVESTMENT GOAL                             Capital appreciation
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
-----------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with above average growth potential
-----------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow, but do not need to receive income on their investment
-----------------------------------------------------------------------------------------------------------------------



[Telescope graphic omitted]

INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows, and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottoms-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks.

 [Life jacket graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

[Bullseye graphic omitted]
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[Bar Chart Omitted]
Plot points to follow

1996    23.75%
1997    36.54%
1998    28.97%
1999     8.73%
2000     3.07%

   BEST QUARTER       WORST QUARTER
     22.64%             -11.91%
    (12/31/98)         (9/30/98)

                                                                    PROSPECTUS 3

                                                       CAPITAL APPRECIATION FUND
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE S&P 500 COMPOSITE INDEX AND THE LIPPER LARGE CAP CORE FUNDS CLASSIFICATION.
                                                     SINCE
                              1 YEAR    5 YEARS    INCEPTION
--------------------------------------------------------------------------------
CAPITAL APPRECIATION
   FUND                       3.07%     19.55%      20.12%*
--------------------------------------------------------------------------------
S&P 500 COMPOSITE
   INDEX                     -9.11%     18.33%      18.70%**
--------------------------------------------------------------------------------
LIPPER LARGE CAP CORE
   FUNDS CLASSIFICATION      -8.96%     16.62%      16.75%**
--------------------------------------------------------------------------------
 * SINCE 10/2/95
** SINCE 9/30/95

-------------------------------------------------------------------------------
[chart graphic omitted]
WHAT IS AN INDEX?
-------------------------------------------------------------------------------

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Lipper Large Cap Core Funds Classification is a composite of mutual funds which invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index. The number of funds in the Classification varies.

 [money graphic omitted]
FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                     1.15%
Other Expenses                               0.23%
                                             -----
Total Annual Fund Operating Expenses         1.38%

--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

            CAPITAL APPRECIATION FUND                 1.15%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

-------------------------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $140            $437            $765          $1,657

4 PROSPECTUS

                                                          GROWTH AND INCOME FUND

    [suitcase graphic omitted] FUND SUMMARY
INVESTMENT GOALS
  PRIMARY                                   Long-term capital appreciation
  SECONDARY                                 Current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities of
                                            companies with market
                                            capitalizations of at least
                                            $1 billion with attractive
                                            valuation and/or above average
                                            earnings potential relative either
                                            to their sectors or the market as a
                                            whole
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking
                                            for capital appreciation potential
                                            and income with less volatility than
                                            the equity markets as a whole
--------------------------------------------------------------------------------

 [Telescope graphic omitted] INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in equity securities, including common stock and listed American Depositary Receipts (ADRs), of domestic and foreign companies with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector.

[Life jacket graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

[Bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE FUND'S PERFORMANCE FOR ONE YEAR.

THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[Bar Chart Omitted]
Plot points as follows:

2000    9.32%

BEST QUARTER      WORST QUARTER
  7.24%            -1.97%
(3/31/00)         (12/31/00)

                                                                    PROSPECTUS 5

GROWTH AND INCOME FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500/BARRA VALUE INDEX.

                                  1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND             9.32%           9.29%*
--------------------------------------------------------------------------------
S&P 500/BARRA VALUE INDEX          6.08%           6.08%**
--------------------------------------------------------------------------------
 * SINCE 12/30/99
** SINCE 12/31/99



[chart graphic omitted] WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Value Index is a widely-recognized index of stocks in the S&P 500 Composite Index that have lower price-to-book ratios.

[money graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Investment Advisory Fees                             0.90%
Other Expenses                                       7.14%
                                                     -----
Total Annual Fund Operating Expenses                 8.04%
Fee Waivers and Expense Reimbursements              (6.84)%
                                                     ------
Net Expenses*                                        1.20%

--------------------------------------------------------------------------------
* THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.20% FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS. IN ADDITION THE FUND MAY ENTER INTO ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN EXPENSES IN RETURN FOR THE DIRECTION OF A PERCENTAGE OF THE FUND'S BROKERAGE TRANSACTIONS. THE FUND ANTICIPATES THAT THESE ARRANGEMENTS WILL REDUCE OPERATION EXPENSES.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

-------------------------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $122            $381            $660          $1,455

6 PROSPECTUS

INTERNATIONAL EQUITY FUND

[suitcase graphic omitted] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Foreign common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies
                                            with good fundamentals or a
                                            history of consistent growth
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want an increase
                                            in the value of their investment
                                            without regard to income, are
                                            willing to accept the increased
                                            risks of international investing for
                                            the possibility of higher returns,
                                            and want exposure to a diversified
                                            portfolio of international stocks
--------------------------------------------------------------------------------

[Telescope graphic omitted] INVESTMENT STRATEGY

The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.

[Life jacket graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

[Bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                                                    PROSPECTUS 7
                                                       INTERNATIONAL EQUITY FUND

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES, OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.
[Bar Chart Omitted]


Plot points as follows:
1997    16.84%
1998    10.80%
1999     8.81%
2000    -3.43%

BEST QUARTER      WORST QUARTER
   16.62%            -17.68%
(12/31/98)        (9/30/98)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST (MSCI EAFE) INDEX.

                                  1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND         -3.43%           8.13%*
--------------------------------------------------------------------------------
MSCI EAFE INDEX                  -14.17%           7.77%**
--------------------------------------------------------------------------------
** SINCE 11/7/96
** SINCE 10/31/96


 [chart graphic omitted]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The country weighting of the Index is calculated using the market capitalization of each of the various countries, and then with respect to the market capitalization of the various companies operating in each country.

[money graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
Investment Advisory Fees                 1.25%
Other Expenses                           0.83%
                                         -----
Total Annual Fund Operating Expenses     2.08%

--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:
            INTERNATIONAL EQUITY FUND 1.60%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $211            $652           $1,119         $2,410

8 PROSPECTUS

INVESTMENT GRADE BOND FUND

[suitcase graphic omitted] FUND SUMMARY

INVESTMENT GOAL                             High total return through
                                            current income and capital
                                            appreciation, while preserving the
                                            principal amount invested
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Investment grade U.S. government
                                            and corporate debt securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify relatively
                                            inexpensive securities in a selected
                                             market index
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to receive income
                                            from their investment, as well as an
                                            increase in the value of the
                                            investment
--------------------------------------------------------------------------------
[Telescope graphic omitted] INVESTMENT STRATEGY

The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.

[Life jacket graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

[Bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[Bar Chart Omitted]

Plot points as follows:
    1996   2.29%
    1997   8.84%
    1998   9.38%
    1999  -1.67%
    2000   6.32%

BEST QUARTER      WORST QUARTER
   5.32%            -2.02%
 (9/30/98)        (3/31/96)

                                                                    PROSPECTUS 9
                                                      INVESTMENT GRADE BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX AND THE LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT OBJECTIVE.

                                                     SINCE
                              1 YEAR    5 YEARS    INCEPTION
--------------------------------------------------------------------------------
INVESTMENT GRADE
   BOND FUND                  6.32%      4.95%     5.44%*
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
   GOVERNMENT/CREDIT
   INDEX                     11.84%      6.23%     6.85%**
--------------------------------------------------------------------------------
LIPPER INTERMEDIATE
   INVESTMENT-GRADE
   DEBT OBJECTIVE             9.78%      5.47%     6.03%**
--------------------------------------------------------------------------------
** SINCE 10/2/95
** SINCE 9/30/95

[chart graphic omitted]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The Lehman Brothers U.S. Government/Credit Index consists of U.S. government obligations and corporate debt securities. The Lipper Intermediate Investment-Grade Debt Objective is a composite of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the intermediate term investment grade bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the objective varies.

[money graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                        0.74%
Other Expenses                                  0.52%
                                                -----
Total Annual Fund Operating Expenses            1.26%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                     INVESTMENT GRADE BOND FUND  0.75%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."
--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $128            $400            $692          $1,523

   10 PROSPECTUS

   MID-CAP EQUITY FUND

   [suitcase graphic omitted FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. mid-cap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate to high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with
                                            above average growth potential
                                            at an attractive price
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value
                                            of their investment to grow and who
                                            are willing to accept more
                                            volatility for the possibility of
                                            higher returns

[Telescope graphic omitted] INVESTMENT STRATEGY

The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser chooses companies that have small- to mid-sized market capitalizations (I.E., companies with market capitalizations of $500 million to $10 billion and companies in the S&P MidCap 400 Index) and that offer above average growth potential at attractive prices. The Adviser evaluates companies based on their industry sectors and the market in general. The Fund maintains large holdings in the industries that appear to perform best during a given business cycle. The Adviser analyzes companies that are in favored industries based on their fundamental characteristics, such as growth rates and earnings. The Adviser does not consider current income in selecting investments for the Fund.

[Life jacket graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small-to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

[Bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[Bar Chart Omitted]
Plot points as follows:

    1996    16.05%
    1997    22.23%
    1998     7.16%
    1999    14.00%
    2000    -2.93%

BEST QUARTER      WORST QUARTER
   24.40%          -19.56%
 (12/31/98)       (9/30/98)

                                                                   PROSPECTUS 11
                                                             MID-CAP EQUITY FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE S&P MIDCAP 400 INDEX.

                                                     SINCE
                              1 YEAR    5 YEARS    INCEPTION
--------------------------------------------------------------------------------
MID-CAP EQUITY FUND          -2.93%     10.96%    11.10%*
--------------------------------------------------------------------------------
S&P MIDCAP 400
   INDEX                     17.50%     20.41%    19.67%**
--------------------------------------------------------------------------------

 * SINCE 10/2/95
** SINCE 9/30/95


[chart graphic omitted]
WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P MidCap 400 Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity and industry group representation.

[money graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                   1.15%
Other Expenses                             0.41%
                                           -----
Total Annual Fund Operating Expenses       1.56%

--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

            MID-CAP EQUITY FUND                 1.15

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $159            $493            $850          $1,856

12 PROSPECTUS

   QUALITY GROWTH STOCK FUND

    [suitcase graphic omitted] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation with
                                            nominal dividend income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks of growth
                                            companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies that
                                            have above average growth potential
                                            and uses a low portfolio turnover
                                            strategy
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to increase
                                            the value of their investment with
                                            less volatility than the average
                                            growth stock fund
--------------------------------------------------------------------------------

[Telescope graphic omitted] INVESTMENT STRATEGY

The Quality Growth Stock Fund invests primarily in a diversified portfolio of common stocks of financially strong U.S. growth companies. In selecting investments for the Fund, the Adviser focuses on high quality, financially strong companies as demonstrated by their balance sheets, earnings, management and products. Many of these companies have a history of stable or rising dividend payout policies. The Adviser seeks to maximize long-term capital appreciation by using a low turnover rate (generally 50% or less) strategy.

 [Life jacket graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that common stocks of U.S. growth companies may underperform other segments of the equity market or the equity market as a whole. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

[Bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE FUND'S PERFORMANCE FOR ONE YEAR.

THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[Bar Chart Omitted]
Plot points as follows:
     2000      -3.03%

BEST QUARTER      WORST QUARTER
   9.73%            -7.90%
 (3/31/00)         (12/31/00)

                                                                   PROSPECTUS 13

                                                       QUALITY GROWTH STOCK FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500 COMPOSITE INDEX.

                                  1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
QUALITY GROWTH STOCK
   FUND                           -3.03%          -3.02%*
--------------------------------------------------------------------------------
S&P 500 COMPOSITE
   INDEX                          -9.11%          -9.11%**
--------------------------------------------------------------------------------
 * Since 12/30/99
** Since 12/31/99

--------------------------------------------------------------------------------
[chart graphic omitted]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

[money graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Investment Advisory Fees                      1.00%
Other Expenses                               10.54%
                                             ------
Total Annual Fund Operating Expenses         11.54%
Fee Waivers and Expense Reimbursements      (10.24)%
                                            -------
Net Expenses*                                 1.30%
--------------------------------------------------------------------------------
* THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE FEES AND REIMBURSE EXPENSES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.30% FOR A PERIOD OF ONE YEAR FROM THE DATE OF THIS PROSPECTUS. IN ADDITION THE FUND MAY ENTER INTO ARRANGEMENTS WITH CERTAIN BROKER-DEALERS WHO HAVE AGREED TO PAY CERTAIN EXPENSES IN RETURN FOR THE DIRECTION OF A PERCENTAGE OF THE FUND'S BROKERAGE TRANSACTIONS. THE FUND ANTICIPATES THAT THESE ARRANGEMENTS WILL REDUCE OPERATION EXPENSES.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $132            $412            $713          $1,568

 14 PROSPECTUS

 SMALL CAP VALUE EQUITY FUND

    [suitcase graphic omitted] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Capital appreciation
  SECONDARY                                 Current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. small-cap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify undervalued
                                            small-cap stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who primarily want
                                            the value of their investment to
                                            grow, but want to receive some
                                            income from their investment
--------------------------------------------------------------------------------

[Telescope graphic omitted] INVESTMENT STRATEGY

The Small Cap Value Equity Fund invests primarily in common stocks of U.S. companies. In selecting investments for the Fund, the Adviser chooses common stocks of small-sized companies (i.e., companies with market capitalizations under $1 billion) that it believes are undervalued in the market.

[Life jacket graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization common stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

[Bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.
[Bar Chart Omitted]
Plot points as follows:

       1998     -12.18%
       1999      -4.78%
       2000      16.37%
BEST QUARTER              WORST QUARTER
   19.34%                     -20.97%
 (6/30/99)                  (9/30/98)

                                                                   PROSPECTUS 15

                                                     SMALL CAP VALUE EQUITY FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE RUSSELL 2000 VALUE INDEX.

                                  1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY
FUND                              16.37%          -1.49%*
--------------------------------------------------------------------------------
RUSSELL 2000 VALUE  INDEX         22.83%           5.45%**
--------------------------------------------------------------------------------
 * SINCE 10/21/97
** SINCE 10/31/97

--------------------------------------------------------------------------------
[chart graphic omitted]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000 Index with lower growth rates and price-to-book ratios.

[money graphic omitted] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
Investment Advisory Fees                   1.15%
Other Expenses                             0.81%
                                           -----
Total Annual Fund Operating Expenses       1.96%

--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

            SMALL CAP VALUE EQUITY FUND 1.20%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $199            $615           $1,057         $2,285

16 PROSPECTUS

   VALUE INCOME STOCK FUND

   [suitcase graphic omitted]

   FUND SUMMARY
INVESTMENT GOALS

PRIMARY                                     Current income
SECONDARY                                   Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify high
                                            dividend-paying, undervalued stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking
                                            for current income and capital
                                            appreciation with less volatility
                                            than the average stock fund
--------------------------------------------------------------------------------
[Telescope graphic omitted] INVESTMENT STRATEGY

The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.

[Life jacket graphic omitted] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

[Bullseye graphic omitted] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[Bar Chart Omitted]
Plot points as follows:
      1996    18.64%
      1997    26.82%
      1998     9.69%
      1999    -3.00%
      2000    10.43%

BEST QUARTER      WORST QUARTER
    14.48%         -11.90%
 (6/30/99)        (9/30/99)


                                                                   PROSPECTUS 17

                                                         VALUE INCOME STOCK FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE S&P 500/BARRA VALUE INDEX AND THE LIPPER EQUITY INCOME FUNDS CLASSIFICATION.
                                                   SINCE
                             1 YEAR    5 YEARS    INCEPTION
--------------------------------------------------------------------------------
VALUE INCOME STOCK
   FUND                      10.43%     12.07%    13.00%*
--------------------------------------------------------------------------------
S&P 500/BARRA VALUE
   INDEX                      6.08%     16.81%    17.34%**
--------------------------------------------------------------------------------
LIPPER EQUITY INCOME
   FUNDS CLASSIFICATION       7.46%     13.42%    13.44%**
--------------------------------------------------------------------------------

 * SINCE 10/2/95
** SINCE 9/30/95

[chart graphic omitted]
--------------------------------------------------------------------------------
WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/Barra Value Index is a widely-recognized index of the stocks in the S&P 500 Composite Index that have lower price-to-book ratios. The Lipper Equity Income Funds Classification is a composite of mutual funds which invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index. The number of funds in the Classification varies.

[money graphic omitted] FUND EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
Investment Advisory Fees                    0.80%
Other Expenses                              0.26%
                                            -----
Total Annual Fund Operating Expenses        1.06%

--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:
            VALUE INCOME STOCK FUND 0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $108            $337            $585          $1,294

 18 PROSPECTUS

[Life jacket graphic omitted] MORE INFORMATION ABOUT RISK

EQUITY RISK

CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
INTERNATIONAL EQUITY FUND
MID-CAP EQUITY FUND
QUALITY GROWTH STOCK FUND
SMALL CAP VALUE EQUITY FUND
VALUE INCOME STOCK FUND

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK

INVESTMENT GRADE BOND FUND

The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risk:

CREDIT RISK

The possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISKS

GROWTH AND INCOME FUND
INTERNATIONAL EQUITY FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

                                                                   PROSPECTUS 19

              MORE INFORMATION ABOUT FUND INVESTMENTS AND THE INVESTMENT ADVISER

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund may also invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

[MAGNIFIER GRAPHIC OMITTED] INVESTMENT ADVISER

The investment adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc., (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of December 31, 2000, Trusco had approximately $46.2 billion in assets under management. For the fiscal period ended December 31, 2000, the Adviser received advisory fees of:

   CAPITAL APPRECIATION FUND                 0.92%
   GROWTH AND INCOME FUND                    0.00%
   INTERNATIONAL EQUITY FUND                 0.67%
   INVESTMENT GRADE BOND FUND                0.24%
   MID-CAP EQUITY FUND                       0.74%
   QUALITY GROWTH STOCK FUND                 0.00%
   SMALL CAP VALUE EQUITY FUND               0.38%
   VALUE INCOME STOCK FUND                   0.69%

The Adviser may use its affiliates as brokers for Fund transactions.

Prior to July 1, 2000, SunTrust Bank, a subsidiary of SunTrust Banks, Inc. served as the investment adviser to the Capital Appreciation Fund, International Equity Fund, Investment Grade Bond Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund and Value Income Stock Fund. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco Capital Management, Inc. As a result, Trusco now serves as the investment adviser to each of the STI Classic Variable Trust funds.

20 PROSPECTUS

PORTFOLIO MANAGERS

PORTFOLIO MANAGERS

The Capital Appreciation Fund is managed by Mr. Robert J. Rhodes, CFA. Mr. Rhodes is an Executive Vice President and head of the Equity Funds group at Trusco. He has been employed by Trusco since 1973 and was Director of Research at Trusco from 1980 to 2000. Mr. Rhodes has more than 27 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as Lead Portfolio Manager of the Growth and Income Fund since it began operating in January 2000. From 1992 until July 2000, he served as Senior Vice President and Director of Equity Management for Crestar Asset Management Company. Additionally, he was named Senior Vice President of Trusco in January 1999 and Managing Director in July 2000. Mr. Markunas has more than 18 years of investment experience.

The Investment Grade Bond Fund is co-managed by Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA. In January 2000, Mr. West was named Managing Director of SunTrust Bank and is now a Managing Director of Trusco. Mr. West served as a Managing Director of STI and worked there since 1985. Mr. West has co-managed the Investment Grade Bond Fund since it began operating in October 1995. Mr. West has more than 15 years of investment experience. In January 2000, Mr. Denney was named Managing Director of SunTrust Bank and is now Managing Director of Trusco. Mr. Denney served as Managing Director of STI Capital Management, N.A. ("STI") since 1983. Mr. Denney has co-managed the Investment Grade Bond Fund since it began operating in October 1995. Mr. Denney has more than 22 years of investment experience.

Mr. Chad Deakins, CFA, serves as a Vice President of Trusco and has worked there since 1996. He has managed the International Equity Fund since May 2000. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 6 years of investment experience.

Mr. John Hamlin has served as a Vice President of Trusco since July 2000, after serving as a Portfolio Manager of STI since March 1999. He has managed the Mid-Cap Equity Fund since April 1999. Prior to joining STI, Mr. Hamlin served as Portfolio Manager at Phoenix Investment Counsel, Inc. from 1992 to 1999. He has more than 11 years of investment experience.

Mr. Jonathan Mote, CFA, CFP, has served as a Portfolio Manager of Trusco since August 1998. He has managed the Quality Growth Stock Fund since it began operating in January 2000. Prior to joining Trusco, Mr. Mote served as a Portfolio Manager with SunTrust Banks. He has more than 16 years of investment experience.

Mr. Brett Barner, CFA, has served as a Vice President of Trusco since July 2000, after serving as a Managing Director of STI since 1994. He has managed the Small Cap Value Equity Fund since it began operating in October 1997. He has more than 17 years of investment experience.

The Value Income Stock Fund is co-managed by Mr. Mills Riddick, CFA, and Mr. Dan Lewis. Mr. Riddick has served as a Managing Director of Trusco since July 2000, after serving as a Managing Director of STI since 1994. He has managed the Value Income Stock Fund since October 1995. Mr. Riddick has more than 18 years of investment experience. Mr. Lewis has served as a Portfolio Manager of Trusco since July 2000, after serving as a Portfolio Manager for STI since 1993. He has been an analyst of the Value Income Stock Fund since 1995. He has more than 9 years of investment experience.

                                                                   PROSPECTUS 21

                                              PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of each Fund.


[HANDSHAKE GRAPHIC OMITTED] HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may purchase Fund shares through these contracts. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

Shares are offered continuously and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV for each Fund, generally each Fund must receive your purchase order in proper form (from your insurance company) before 4:00 p.m., Eastern time.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the Funds receive your request from your insurance company. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

22
Prospectus


DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income as follows:

QUARTERLY
--------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
MID-CAP EQUITY FUND
QUALITY GROWTH STOCK FUND
SMALL CAP VALUE EQUITY FUND
VALUE INCOME STOCK FUND

ANNUALLY
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

The Investment Grade Bond Fund declares dividends daily and pays dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Funds expect that they will not have to pay income taxes if they distribute all of their income and gains. Net income and realized capital gains that the Funds distribute are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                                                                   PROSPECTUS 23

                                                           FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
The tables that follow present performance information about the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report and is attached to the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-428-6970.

For the Periods Ended December 31,
For a Share Outstanding Throughout the Periods




                                     NET REALIZED                    DISTRIBUTIONS                           NET
             NET ASSET     NET           AND         DISTRIBUTIONS       FROM                               ASSETS     RATIO OF
               VALUE    INVESTMENT    UNREALIZED       FROM NET        REALIZED       NET ASSET             END OF   EXPENSES TO
             BEGINNING    INCOME    GAINS (LOSSES)    INVESTMENT       CAPITAL        VALUE END    TOTAL    PERIOD      AVERAGE
             OF PERIOD    (LOSS)    ON INVESTMENTS     INCOME           GAINS         OF PERIOD   RETURN+    (000)    NET ASSETS
             ---------  ----------  --------------   -------------   -------------    ---------   -------   ------   -----------
-----------------------------
CAPITAL APPRECIATION FUND (A)
-----------------------------
2000........   $20.27      $0.03       $0.65          $(0.03)         $(0.90)          $20.02       3.07%  $101,964     1.15%
1999........    20.04       0.04        1.65           (0.04)          (1.42)           20.27       8.73    134,072     1.15
1998........    17.27       0.07        4.54           (0.08)          (1.76)           20.04      28.97    105,560     1.15
1997........    13.06       0.10        4.63           (0.10)          (0.42)           17.27      36.54     61,877     1.15
1996........    10.66       0.12        2.40           (0.12)             --            13.06      23.75     25,189     1.15
----------------------
GROWTH AND INCOME FUND
----------------------
2000........   $10.00      $0.07       $0.86          $(0.07)          $  --           $10.86       9.32%    $1,784     1.20%
1999 (1)....    10.00         --          --              --              --            10.00         --         10     1.20
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
2000........   $13.93      $0.08      $(0.58)         $   --          $(3.07)          $10.36      (3.43)% $ 11,972     1.60%
1999........    13.05       0.03        1.11           (0.07)          (0.19)           13.93       8.81     18,268     1.60
1998........    11.87       0.10        1.17           (0.01)          (0.08)           13.05      10.80     18,926     1.60
1997........    10.16       0.03        1.68              --              --            11.87      16.84     13,847     1.60
1996 (2)....    10.00       0.01        0.16           (0.01)             --            10.16       1.70        995     1.60
--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
2000........   $ 9.73      $0.62      $(0.04)         $(0.62)         $   --           $ 9.69       6.32%  $ 16,890     0.75%
1999........    10.58       0.56       (0.73)          (0.56)          (0.12)            9.73      (1.67)    21,733     0.75
1998........    10.19       0.54        0.39           (0.54)             --            10.58       9.38     19,236     0.75
1997......       9.92       0.58        0.27           (0.58)             --            10.19       8.84      9,902     0.75
1996........    10.25       0.54       (0.33)          (0.54)             --             9.92       2.29      8,039     0.75
-----------------------
MID-CAP EQUITY FUND (B)
-----------------------
2000........   $15.20     $(0.04)     $(0.13)           $ --          $(1.73)          $13.30      (2.93)% $ 23,714     1.15%
1999........    13.56      (0.03)       1.90              --           (0.23)           15.20      14.00     30,744     1.15
1998........    13.97         --        0.70              --           (1.11)           13.56       7.16     31,075     1.15
1997........    11.86      (0.01)       2.64           (0.01)          (0.51)           13.97      22.23     23,913     1.15
1996........    10.27       0.06        1.59           (0.06)             --            11.86      16.05     14,294     1.15
-------------------------
QUALITY GROWTH STOCK FUND
-------------------------
2000........   $10.00      $0.02      $(0.32)         $(0.02)          $  --           $ 9.68      (3.03)%  $ 1,389     1.30%
1999 (1)....    10.00         --          --              --              --            10.00         --         10     1.30
----------------------------
SMALL CAP VALUE EQUITY FUND
----------------------------
2000........   $ 7.97      $0.14      $ 1.15          $(0.14)           $ --           $ 9.12       16.37%  $10,513     1.20%
1999........     8.48       0.10       (0.51)          (0.10)             --             7.97       (4.78)   11,047     1.20
1998........     9.77       0.12       (1.30)          (0.11)             --             8.48       12.18)   13,145     1.20
1997 (3)....    10.00       0.03       (0.23)          (0.03)             --             9.77       (2.05)    7,563     1.20
-----------------------
VALUE INCOME STOCK FUND
-----------------------
2000........   $13.23      $0.26      $ 0.98          $(0.26)         $(1.15)          $13.06       10.43%  $67,594     0.95%
1999........    15.08       0.29       (0.63)          (0.29)          (1.22)           13.23       (3.00)  101,741     0.95
1998........    15.21       0.27        1.02           (0.28)          (1.14)           15.08        9.69    98,759     0.95
1997........    12.41       0.28        3.02           (0.28)          (0.22)           15.21       26.82    72,747     0.95
1996........    10.67       0.23        1.74           (0.23)             --            12.41       18.64    31,216     0.95



               RATIO OF                          RATIO OF NET
                 NET          RATIO OF         INVESTMENT INCOME
              INVESTMENT     EXPENSES TO           (LOSS) TO
               INCOME        AVERAGE NET          AVERAGE NET
               (LOSS)      ASSETS (EXCLUDING   ASSETS (EXCLUDING   PORTFOLIO
              TO AVERAGE     WAIVERS AND          WAIVERS AND       TURNOVER
              NET ASSETS   REIMBURSEMENTS)      REIMBURSEMENTS)       RATE
              ----------   -----------------   -----------------   ---------
-----------------------------
CAPITAL APPRECIATION FUND (A)
-----------------------------
2000........     0.17%            1.38%             (0.06)%           105%
1999........     0.20             1.36              (0.01)            168
1998........     0.43             1.41               0.17             219
1997........     0.70             1.60               0.25             196
1996........     1.15             2.43              (0.13)            148
----------------------
GROWTH AND INCOME FUND
----------------------
2000........     0.69%            8.04%             (6.15)%            34%
1999 (1)....       --             1.20                 --              --
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
2000........     0.64%            2.08%              0.16%            126%
1999........     0.42             1.99               0.03             207
1998........     0.63             2.07               0.16             129
1997........     0.41             2.93              (0.92)             99
1996 (2)....     1.83            31.39             (27.96)             --
--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
2000........     6.54%            1.26%              6.03%            123%
1999........     5.56             1.19               5.12             243
1998........     5.19             1.34               4.60             183
1997......       5.81             1.58               4.98             219
1996........     5.54             2.78               3.51             303
-----------------------
MID-CAP EQUITY FUND (B)
-----------------------
2000........    (0.18)%           1.56%             (0.59)%           106%
1999........    (0.20)            1.50              (0.55)            122
1998........    (0.29)            1.53              (0.67)             92
1997........    (0.07)            1.77              (0.69)            139
1996........     0.58             2.79              (1.06)            140
-------------------------
QUALITY GROWTH STOCK FUND
-------------------------
2000........     0.09%           11.54%            (10.15)%            30%
1999 (1)....       --             1.30                 --              --
---------------------------
SMALL CAP VALUE EQUITY FUND
---------------------------
2000........     1.69%            1.96%              0.93%             72%
1999........     1.23             1.83               0.60              63
1998........     1.23             1.89               0.54              49
1997 (3)....     1.62             2.66               0.16               4
------------------------
VALUE INCOME STOCK FUND
------------------------
2000........     2.01%            1.06%              1.90%             72%
1999........     1.95             0.96               1.94              80
1998........     1.90             1.11               1.74              76
1997........     2.09             1.23               1.81             105
1996........     2.45             1.95               1.45              80

 +  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(A) DURING THE FISCAL YEAR ENDED DECEMBER 31, 1999, THE CAPITAL GROWTH FUND CHANGED ITS NAME TO THE CAPITAL APPRECIATION FUND.
(B) DURING THE FISCAL YEAR ENDED DECEMBER 31, 1996, THE AGGRESSIVE GROWTH FUND CHANGED ITS NAME TO THE MID-CAP EQUITY FUND.
(1) COMMENCED OPERATIONS ON DECEMBER 30, 1999. ALL RATIOS FOR THE PERIOD
    HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON NOVEMBER 7, 1996. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON OCTOBER 22, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR ROUNDED TO $0.

24 PROSPECTUS

HOW TO OBTAIN MORE INFORMATION

STI CLASSIC VARIABLE TRUST


INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2001, includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:
Call 1-800-428-6970

BY MAIL:
Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Fund's Investment Company Act registration number is 811-09032.

                                  PROSPECTUS

                           STI CLASSIC VARIABLE TRUST




                            CAPITAL APPRECIATION FUND
                            INTERNATIONAL EQUITY FUND
                             VALUE INCOME STOCK FUND



                                   MAY 1, 2001


                        INVESTMENT ADVISER TO THE FUNDS:
                 TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                           [STI CLASSIC LOGO OMITTED]

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

ABOUT THIS PROSPECTUS


The STI Classic Variable Trust is a mutual fund family that offers shares in a number of separate investment portfolios (Funds). The Funds have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts (Contracts) issued by various life insurance companies (Insurers). This prospectus gives you important information about the Capital Appreciation, International Equity, and Value Income Stock Funds that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:


2 CAPITAL APPRECIATION FUND                                      9 PORTFOLIO MANAGERS

4 INTERNATIONAL EQUITY FUND                                     10 PURCHASING AND SELLING FUND SHARES

6 VALUE INCOME STOCK FUND                                       11 DIVIDENDS AND DISTRIBUTIONS AND TAXES

8 MORE INFORMATION ABOUT RISK                                   12 FINANCIAL HIGHLIGHTS

8 MORE INFORMATION ABOUT FUND INVESTMENTS                    BACK   HOW TO OBTAIN MORE INFORMATION ABOUT THE
                                                             COVER  STI CLASSIC VARIABLE TRUST
9 INVESTMENT ADVISER

-----------------------------------------------------------------------------------------------------------------------

[BRIEFCASE GRAPHIC OMITTED] FUND SUMMARY                        [INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY                 [COINS GRAPHIC OMITTED] FUND EXPENSES

[LIFE JACKET GRAPHIC OMITTED] WHAT ARE THE RISKS OF INVESTING?  [MAGNIFIER GRAPHIC OMITTED] INVESTMENT ADVISER

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION              [HANDSHAKE GRAPHIC OMITTED] HOW TO PURCHASE FUND SHARES

-----------------------------------------------------------------------------------------------------------------------

MAY 1, 2001

                                                                    PROSPECTUS 1


                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help a Fund achieve its goal. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS

CAPITAL APPRECIATION FUND


[BRIEFCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with
                                            above average growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of
                                            their investment to grow, but do not
                                            need to receive income on their
                                            investment
--------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows, and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottoms-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks.

[LIFE JACKET GRAPHIC OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[Chart Graphic Omitted]
Plot points are as follows:

23.75%     36.54%     28.97%      8.73%      3.07%
 1996       1997       1998       1999       2000

            BEST QUARTER              WORST QUARTER
               22.64%                    -11.91%
             (12/31/98)                 (9/30/98)

                                                                    PROSPECTUS 3



                                                       CAPITAL APPRECIATION FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE S&P 500 COMPOSITE INDEX AND THE LIPPER LARGE CAP CORE FUNDS CLASSIFICATION.
                                                   SINCE
                             1 YEAR    5 YEARS   INCEPTION
--------------------------------------------------------------------------------
CAPITAL APPRECIATION
   FUND                       3.07%     19.55%    20.12%*
--------------------------------------------------------------------------------
S&P 500 COMPOSITE
   INDEX                     -9.11%     18.33%    18.70%**
--------------------------------------------------------------------------------
LIPPER LARGE CAP CORE
   FUNDS CLASSIFICATION      -8.96%     16.62%    16.75%**
--------------------------------------------------------------------------------

 * SINCE 10/2/95
** SINCE 9/30/95
--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Composite Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Lipper Large Cap Core Funds Classification is a composite of mutual funds which invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index. The number of funds in the Classification varies.

[COINS GRAPHIC OMITTED] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.23%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.38%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

         CAPITAL APPRECIATION FUND 1.15%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $140            $437            $765          $1,657

4 PROSPECTUS

INTERNATIONAL EQUITY FUND

[BRIEFCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Foreign common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with
                                            good fundamentals or a history of
                                            consistent growth
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want an increase in
                                            the value of their investment
                                            without regard to income, are
                                            willing to accept the increased
                                            risks of international investing for
                                            the possibility of higher returns,
                                            and want exposure to a diversified
                                            portfolio of international stocks
--------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.

[LIFE JACKET GRAPHIC OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                                                    PROSPECTUS 5

                                                       INTERNATIONAL EQUITY FUND


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES, OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[Chart Graphic Omitted]
Plot points are as follows:

16.84%     10.80%      8.81%     -3.43%
 1997       1998       1999       2000

            BEST QUARTER              WORST QUARTER
               16.62%                    -17.68%
             (12/31/98)                 (9/30/98)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST (MSCI EAFE) INDEX.

                                  1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND         -3.43%           8.13%*
--------------------------------------------------------------------------------

MSCI EAFE INDEX                  -14.17%           7.77%**
--------------------------------------------------------------------------------
 * SINCE 11/7/96
** SINCE 10/31/96

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The country weighting of the Index is calculated using the market capitalization of each of the various countries, and then with respect to the market capitalization of the various companies operating in each country.


[COINS GRAPHIC OMITTED] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
Investment Advisory Fees                                               1.25%
Other Expenses                                                         0.83%
                                                                       -----
Total Annual Fund Operating Expenses                                   2.08%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

              INTERNATIONAL EQUITY FUND 1.60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $211            $652           $1,119         $2,410

6 PROSPECTUS

VALUE INCOME STOCK FUND


[BRIEFCASE GRAPHIC OMITTED] FUND SUMMARY
INVESTMENT GOALS
  PRIMARY                                   Current income
  SECONDARY                                 Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify high dividend-
                                            paying, undervalued stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking for
                                            current income and capital
                                            appreciation with less volatility
                                            than the average stock fund
--------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.


[LIFE JACKET GRAPHIC OMITTED] WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[Chart Graphic Omitted]
Plot points are as follows:

18.64%     26.82%     9.69%      -3.00%     10.43%
 1996       1997       1998       1999       2000


            BEST QUARTER              WORST QUARTER
               14.48%                    -11.90%
              (6/30/99)                 (9/30/99)

                                                                    PROSPECTUS 7



                                                         VALUE INCOME STOCK FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 TO THOSE OF THE S&P 500/BARRA VALUE INDEX AND THE LIPPER EQUITY INCOME FUNDS CLASSIFICATION.
                                                   SINCE
                            1 YEAR    5 YEARS    INCEPTION
--------------------------------------------------------------------------------
VALUE INCOME STOCK
   FUND                      10.43%     12.07%    13.00%*
--------------------------------------------------------------------------------
S&P 500/BARRA VALUE
   INDEX                      6.08%     16.81%    17.34%**
--------------------------------------------------------------------------------
LIPPER EQUITY INCOME
   FUNDS CLASSIFICATION       7.46%     13.42%    13.44%**
--------------------------------------------------------------------------------
 * SINCE 10/2/95
** SINCE 9/30/95

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/Barra Value Index is a widely-recognized index of the stocks in the S&P 500 Composite Index that have lower price-to-book ratios. The Lipper Equity Income Funds Classification is a composite of mutual funds which invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index. The number of funds in the Classification varies.

[COINS GRAPHIC OMITTED] FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                                               0.80%
Other Expenses                                                         0.26%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.06%

--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

                  VALUE INCOME STOCK FUND 0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $108            $337            $585          $1,294

8 PROSPECTUS

MORE INFORMATION ABOUT RISK AND FUND INVESTMENTS


[LIFE JACKET GRAPHIC OMITTED]

MORE INFORMATION
ABOUT RISK

EQUITY RISK

CAPITAL APPRECIATION FUND
INTERNATIONAL EQUITY FUND
VALUE INCOME STOCK FUND

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISKS

INTERNATIONAL EQUITY FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

                                                                    PROSPECTUS 9



                                   THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS


[MAGNIFIER GRAPHIC OMITTED] INVESTMENT ADVISER

The investment adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc., (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of December 31, 2000, Trusco had approximately $46.2 billion in assets under management. For the fiscal period ended December 31, 2000, the Adviser received advisory fees of:

   CAPITAL APPRECIATION FUND                 0.92%
   INTERNATIONAL EQUITY FUND                 0.67%
   VALUE INCOME STOCK FUND                   0.69%

The Adviser may use its affiliates as brokers for Fund transactions.

Prior to July 1, 2000, SunTrust Bank, a subsidiary of SunTrust Banks, Inc. served as the investment adviser to the Capital Appreciation Fund, International Equity Fund and Value Income Stock Fund. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco Capital Management, Inc. As a result, Trusco now serves as the investment adviser to each of the STI Classic Variable Trust funds.

PORTFOLIO MANAGERS

The Capital Appreciation Fund is managed by Mr. Robert J. Rhodes, CFA.
Mr. Rhodes is an Executive Vice President and head of the Equity Funds group at Trusco. He has been employed by Trusco since 1973 and was Director of Research at Trusco from 1980 to 2000. Mr. Rhodes has more than 27 years of investment experience.

Mr. Chad Deakins, CFA, serves as a Vice President of Trusco and has worked there since 1996. He has managed the International Equity Fund since May 2000. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 6 years of investment experience.

The Value Income Stock Fund is co-managed by Mr. Mills Riddick, CFA, and Mr. Dan Lewis. Mr. Riddick has served as a Managing Director of Trusco since July 2000, after serving as a Managing Director of STI since 1994. He has managed the Value Income Stock Fund since October 1995. Mr. Riddick has more than 18 years of investment experience. Mr. Lewis has served as a Portfolio Manager of Trusco since July 2000, after serving as a Portfolio Manager for STI since 1993. He has been an analyst of the Value Income Stock Fund since 1995. He has more than 9 years of investment experience.

10 PROSPECTUS


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of each Fund.


[HANDSHAKE GRAPHIC OMITTED] HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may purchase Fund shares through these contracts. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

Shares are offered continuously and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV for each Fund, generally each Fund must receive your purchase order in proper form (from your insurance company) before 4:00 p.m., Eastern time.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the Funds receive your request from your insurance company. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

                                                                   PROSPECTUS 11



                                           DIVIDENDS AND DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income as follows:

QUARTERLY
--------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND
VALUE INCOME STOCK FUND

ANNUALLY
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Funds expect that they will not have to pay income taxes if they distribute all of their income and gains. Net income and realized capital gains that the Funds distribute are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

12 PROSPECTUS


FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report and is attached to the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-428-6970.


For the Periods Ended December 31,
For a Share Outstanding Throughout the Periods


                                          NET REALIZED
               NET ASSET      NET             AND       DISTRIBUTIONS
                 VALUE    INVESTMENT      UNREALIZED       FROM NET     DISTRIBUTIONS     NET ASSET                      NET ASSETS
               BEGINNING     INCOME      GAINS (LOSSES)   INVESTMENT    FROM REALIZED     VALUE END         TOTAL          END OF
               OF PERIOD    (LOSS)       ON INVESTMENTS     INCOME      CAPITAL GAINS     OF PERIOD        RETURN+      PERIOD (000)
               ---------  ----------     -------------- -------------   -------------     ---------        ------       -----------
-----------------------------
CAPITAL APPRECIATION FUND (A)
-----------------------------
2000........        $20.27       $0.03         $0.65          $(0.03)         $(0.90)        $20.02           3.07%       $101,964
1999........         20.04        0.04          1.65           (0.04)          (1.42)         20.27           8.73         134,072
1998........         17.27        0.07          4.54           (0.08)          (1.76)         20.04          28.97         105,560
1997........         13.06        0.10          4.63           (0.10)          (0.42)         17.27          36.54          61,877
1996........         10.66        0.12          2.40           (0.12)             --          13.06          23.75          25,189
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
2000........        $13.93       $0.08        $(0.58)         $   --          $(3.07)        $10.36          (3.43)%      $ 11,972
1999........         13.05        0.03          1.11           (0.07)          (0.19)         13.93           8.81          18,268
1998........         11.87        0.10          1.17           (0.01)          (0.08)         13.05          10.80          18,926
1997........         10.16        0.03          1.68              --              --          11.87          16.84          13,847
1996 (1)....         10.00        0.01          0.16           (0.01)             --          10.16           1.70             995
-----------------------
VALUE INCOME STOCK FUND
-----------------------
2000........        $13.23       $0.26        $ 0.98          $(0.26)         $(1.15)        $13.06          10.43%       $ 67,594
1999........         15.08        0.29         (0.63)          (0.29)          (1.22)         13.23          (3.00)        101,741
1998........         15.21        0.27          1.02           (0.28)          (1.14)         15.08           9.69          98,759
1997........         12.41        0.28          3.02           (0.28)          (0.22)         15.21          26.82          72,747
1996........         10.67        0.23          1.74           (0.23)             --          12.41          18.64          31,216


AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR ROUNDED TO $0.


For the Periods Ended December 31,
For a Share Outstanding Throughout the Periods


                                                                  RATIO OF NET
                               RATIO OF        RATIO OF            INVESTMENT
                                  NET         EXPENSES TO       INCOME (LOSS) TO
                   RATIO OF    INVESTMENT     AVERAGE NET          AVERAGE NET
                 EXPENSES TO  INCOME (LOSS) ASSETS (EXCLUDING   ASSETS (EXCLUDING    PORTFOLIO
                   AVERAGE     TO AVERAGE     WAIVERS AND          WAIVERS AND       TURNOVER
                  NET ASSETS   NET ASSETS    REIMBURSEMENTS)      REIMBURSEMENTS)       RATE
                ------------  ------------  ---------------     ----------------     ---------
-----------------------------
CAPITAL APPRECIATION FUND (A)
-----------------------------
2000........          1.15%       0.17%          1.38%               (0.06)%            105%
1999........          1.15        0.20           1.36                (0.01)             168
1998........          1.15        0.43           1.41                 0.17              219
1997........          1.15        0.70           1.60                 0.25              196
1996........          1.15        1.15           2.43                (0.13)             148
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
2000........          1.60%       0.64%          2.08%                0.16%             126%
1999........          1.60        0.42           1.99                 0.03              207
1998........          1.60        0.63           2.07                 0.16              129
1997........          1.60        0.41           2.93                (0.92)              99
1996 (1)....          1.60        1.83          31.39               (27.96)              --
-----------------------
VALUE INCOME STOCK FUND
-----------------------
2000........          0.95%       2.01%          1.06%                1.90%              72%
1999........          0.95        1.95           0.96                 1.94               80
1998........          0.95        1.90           1.11                 1.74               76
1997........          0.95        2.09           1.23                 1.81              105
1996........          0.95        2.45           1.95                 1.45               80

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(A) DURING THE FISCAL YEAR ENDED DECEMBER 31, 1999, THE CAPITAL GROWTH FUND CHANGED ITS NAME TO THE CAPITAL APPRECIATION FUND.
(1) COMMENCED OPERATIONS ON NOVEMBER 7, 1996. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR ROUNDED TO $0.

                                      NOTES

14 PROSPECTUS


HOW TO OBTAIN MORE INFORMATION


STI CLASSIC VARIABLE TRUST



INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2001, includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:
Call 1-800-428-6970

BY MAIL:
Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The Fund's Investment Company Act registration number is 811-09032.

                           STI CLASSIC VARIABLE TRUST

                               INVESTMENT ADVISER:

                         TRUSCO CAPITAL MANAGEMENT, INC.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's prospectus dated May 1, 2001. A prospectus may be obtained through the distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

                                TABLE OF CONTENTS
                                                                        PAGE
THE TRUST..................................................................B-2
ADDITIONAL INFORMATION ABOUT CERTAIN FUNDS.................................B-2
DESCRIPTION OF PERMITTED INVESTMENTS.......................................B-5
INVESTMENT LIMITATIONS....................................................B-14
THE INVESTMENT ADVISER....................................................B-15
THE ADMINISTRATOR.........................................................B-16
THE DISTRIBUTOR...........................................................B-17
THE TRANSFER AGENT........................................................B-17
THE CUSTODIAN.............................................................B-17
CODES OF ETHICS...........................................................B-18
INDEPENDENT PUBLIC ACCOUNTANTS............................................B-18
LEGAL COUNSEL.............................................................B-18
TRUSTEES AND OFFICERS OF THE TRUST........................................B-18
COMPUTATION OF YIELD......................................................B-20
CALCULATION OF TOTAL RETURN...............................................B-21
PURCHASE AND REDEMPTION OF SHARES.........................................B-21
DETERMINATION OF NET ASSET VALUE..........................................B-22
TAXES ....................................................................B-22
FUND TRANSACTIONS.........................................................B-23
TRADING PRACTICES AND BROKERAGE...........................................B-24
DESCRIPTION OF SHARES.....................................................B-27
SHAREHOLDER LIABILITY.....................................................B-27
LIMITATION OF TRUSTEES' LIABILITY.........................................B-27
5% AND 25% SHAREHOLDERS...................................................B-27
EXPERTS...................................................................B-29
APPENDIX................................................................. A-1
FINANCIAL STATEMENTS..................................................... F-1


May 1, 2001

THE TRUST

STI Classic Variable Trust (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Declaration of Trust permits the Trust to offer separate series (each a "Fund," and collectively, the "Funds") of units of beneficial interest ("shares"). Each share of each Fund represents an equal proportionate interest in that Fund. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies of various life insurance companies. This Statement of Additional Information relates to the Capital Appreciation Fund, Growth and Income Fund, International Equity Fund, Investment Grade Bond Fund, Mid-Cap Equity Fund, Quality Growth Stock Fund, Small Cap Value Equity Fund, and Value Income Stock Fund.

ADDITIONAL INFORMATION ABOUT CERTAIN FUNDS

EQUITY FUNDS

CAPITAL APPRECIATION FUND

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows, and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottoms-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. Dividend and interest income should be considered incidental to the growth of capital. Under normal conditions, at least 65% of the total assets of the Fund will be invested in common stocks.

All of the common stocks in which the Fund invests are traded on registered exchanges or on the over-the-counter market in the United States. Assets of the Fund not invested in the securities described above may be invested in U.S. dollar denominated equity securities of foreign issuers (including sponsored American Depositary Receipts ("ADRs") that are traded on exchanges or listed on National Association of Securities Dealers Automated Quotations ("NASDAQ"); securities issued by money market mutual funds; pay-in-kind securities; and bonds. The bonds that the Fund may purchase may be rated in any rating category or may be unrated, provided that no more than 10% of the Fund's total assets will be invested in bonds rated below BBB by Standard & Poor's Corporation ("S&P"), rated below Baa by Moody's Investors Services, Inc. ("Moody's"), or, if not rated by S&P or Moody's, of comparable quality at the time of purchase as determined by the Adviser. In addition, the Fund may invest up to 10% of its assets in restricted securities.

INTERNATIONAL EQUITY FUND

The International Equity Fund, under normal market conditions, will invest at least 65% of its assets in equity securities of foreign issuers consisting of: common and preferred stocks, warrants, options and securities convertible into common stock.

Securities of foreign issuers purchased by the Fund may be purchased in foreign markets, on United States registered exchanges, the over-the-counter market or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs").

The Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates. A forward foreign currency contract is a commitment to purchase or sell a specified currency, at a specified future date, at a specified price. The Fund may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the portfolios exposure to changes in dollar exchange rates.

The Fund expects to be fully invested in the investments described above, but may invest up to 35% of its total assets in bonds and debentures issued by non-U.S. or U.S. companies, securities issued or guaranteed by foreign or U.S.

governments and foreign and U.S. commercial paper. The Fund may invest in futures contracts, including stock index futures contracts, and options on futures contracts. The bonds that the Fund may purchase may be rated in any rating category or may be unrated provided that no more than 10% of the Fund's total assets will be invested in bonds rated below BBB by S&P, rated below Baa by Moody's, or, if not rated by S&P or Moody's, of comparable quality at the time of purchase as determined by the Adviser. When investing in bonds, the Fund may seek capital gains by taking advantage of price appreciation caused by interest rate and credit quality changes. The Fund may also purchase shares of closed-end investment companies that invest in the securities of issuers in a single country or region. The Fund is also permitted to acquire floating and variable rate securities, purchase securities on a when-issued basis and purchase illiquid securities.

The Fund will invest in the foreign issues of at least three different countries outside the United States. A foreign issue is one the issuer of which (1) is organized under the laws of a specific country, or for which the principal securities trading market is in a specific country or (2) derives a significant proportion (at least 50 percent) of its revenues or profits from goods produced or sold, investments made, or services performed in a specific country or which have at least 50 percent of its assets situated in that country. The Fund will invest primarily in developed countries (for example Japan, Canada and the United Kingdom). In addition, the Fund may invest in securities of issuers whose principal activities are in countries with emerging markets. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing.

MID-CAP EQUITY FUND

The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks, preferred stocks, and securities convertible into common stocks of small to mid-size companies, (I.E., $500 million to $10 billion, respectively, as measured by their market capitalization), with above-average growth of earnings. Under normal conditions, at least 80% of the total assets of the Fund will be invested in equity securities, and as a matter of non-fundamental policy, the Fund will invest at least 65% of its assets in mid-size companies. Current income will not be an important criterion of investment selection and any such income should be considered incidental. In selecting securities for the Fund, the Adviser will evaluate factors such as the issuer's background, industry position, historical returns on equity, and the experience and qualifications of the management team.

Most of the common stocks in which the Fund invests are traded on registered exchanges or on the over-the-counter market in the United States. Assets of the Fund not invested in the securities described above may be invested in U.S. dollar denominated equity securities of foreign issuers (including sponsored
ADRs that are traded on exchanges or listed on NASDAQ); securities issued by mutual funds; repurchase agreements; and bonds. The bonds that the Fund may purchase, including any variable or floating rate instruments, must be rated B or better by S&P or Moody's. This requirement shall not apply to (i) the Fund's purchase of bonds issued by the government of Canada or by various supranational entities; and (ii) no more than 10% of the Fund's total assets will be invested in bonds rated below BBB by S&P, rated below Baa by Moody's or, if not rated by S&P or Moody's, of comparable quality at the time of purchase as determined by the Adviser. The Fund may invest up to 10% of its assets in restricted securities.

SMALL CAP VALUE EQUITY FUND

The Small Cap Value Equity Fund invests substantially all, and under normal market conditions, at least 65% of its assets, in the equity securities of smaller companies (I.E., companies with market capitalizations of less than $1 billion) which, in the Adviser's opinion, are undervalued for above-average capital growth. Any remaining assets may be invested in the equity securities of companies with larger market capitalizations which the Adviser believes are also undervalued. The Fund may also invest in U.S. dollar denominated equity securities of foreign issuers (including ADRs). Equity securities include common stock, preferred stock, warrants and rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock.

In order to meet liquidity needs, or for temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks of larger, more established companies, fixed income securities, repurchase agreements, cash or money market securities. Fixed income securities will only be purchased if they are rated investment grade or better by one or more NRSROs. Investment grade bonds include securities rated at least BBB by S&P or Baa by Moody's. Money market securities will only be purchased if they have been given one of the two top ratings by two or more NRSROs, or if not rated, determined to be of comparable quality by the Adviser. To the extent the Fund is engaged in temporary defensive investing, the Fund may not be pursuing its investment objective.

The Fund may engage in options transactions for hedging purposes only. The Fund will not invest more than 20% of its total assets in unsponsored ADR facilities.

VALUE INCOME STOCK FUND

The Value Income Stock Fund seeks to provide current income by attempting to identify dividend-paying, undervalued stocks. The Adviser primarily chooses companies that have a market capitalization of at least $500 million and have a history of paying regular dividends. A secondary consideration of the Fund will be capital appreciation.

The Fund will invest at least 80% of its total assets in equity securities. Investments will consist primarily of common stocks, and, under normal market conditions, at least 65% of the Fund's assets will be invested in common stocks issued by corporations which have a history of paying regular dividends, although there can be no assurance that such corporations will continue to pay dividends. Other equity securities in which the Fund may invest are convertible debt securities; preferred stocks and warrants which are convertible into or exchangeable for common stocks; and U.S. dollar denominated equity securities of foreign issuers (including sponsored ADRs that are traded on exchanges or listed on NASDAQ). All of the common stocks in which the Fund invests are traded on registered exchanges such as the New York or American Stock Exchange or on the over-the-counter market in the United States (I.E., NASDAQ). The Fund may also purchase debt securities (corporate debt obligations and U.S. Treasury obligations) which may be rated in any rating category or may be unrated, provided that no more than 10% of the Fund's total assets will be invested in bonds rated below BBB by S&P, rated below Baa by Moody's, or of comparable quality not rated by S&P or Moody's. The Fund may also invest in futures and options.

The Fund will invest primarily in stocks of companies operating in all aspects of the U.S. and world economies that have a market capitalization of at least $500 million, and that the Adviser believes possess fundamentally favorable long-term characteristics. However, stocks of companies with smaller market capitalizations and stocks that are out of favor in the financial community and in which little opportunity for price appreciation is recognized by the financial community may also be purchased if the Adviser believes they are undervalued.

BOND FUNDS

INVESTMENT GRADE BOND FUND

The Investment Grade Bond Fund will invest only in those obligations deemed investment grade obligations rated BBB or better by S&P or Baa or better by Moody's or, if not rated by S&P or Moody's, of comparable quality at the time of purchase as determined by the Adviser, including corporate debt obligations; mortgage-backed securities, collateralized mortgage obligations ("CMOs") and asset-backed securities; obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; custodial receipts involving U.S. Treasury obligations; securities of the government of Canada and its provincial and local governments; securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; obligations or supranational entities and sponsored ADRs that are traded on exchanges or listed on NASDAQ. Under normal market conditions, at least 65% of the Fund's total assets will be invested in corporate and government bonds and debentures. No more than 25% of the Fund's assets will be invested in securities rated BBB by S&P or Baa by Moody's or, if not rated by S&P or Moody's, of comparable quality at the time of purchase as determined by the Adviser.

The Fund may purchase mortgage-backed securities issued or guaranteed as to the payment of principal and interest by the U.S. government, its agencies or instrumentalities or, subject to a limit of 35% of the Fund's assets, mortgage-backed securities issued by private issuers. These mortgage-backed securities may be backed or collateralized by fixed, adjustable or floating rate mortgages. The Fund may also invest in asset-backed securities which consist of securities backed by company receivables, truck and auto loans, leases, credit card receivables and home equity loans.

In order to reduce interest rate risk, and subject to a general limit of 25% of the Fund's assets, the Fund may purchase floating or variable rate securities. Some floating or variable rate securities will be subject to interest rate "caps" or

"floors." It may also buy securities on a when-issued basis, putable securities, medium term notes, and zero coupon securities, and may invest up to 10% of its assets in restricted securities. The Fund may also engage in futures and options.

Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 4 to 10 years. In the case of mortgage related securities and asset-backed securities, maturity will be determined based on the expected average life of the security. The Fund may shorten its average weighted maturity to as little as 90 days if deemed appropriate for temporary defensive purposes. By so limiting the maturity of its investments, the Fund expects that its net asset value will experience less price movement in response to changes in interest rates than the net asset values of mutual funds investing in similar credit quality securities with longer maturities.

DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITORY RECEIPTS (GDRS)

ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

Asset-backed securities include company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

BANKERS' ACCEPTANCES

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

BANK OBLIGATIONS

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

CERTIFICATES OF DEPOSIT

Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER

Commercial  paper is a term used to  describe  unsecured  short-term  promissory
notes  issued  by  banks,  municipalities,   corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.

COMMON AND PREFERRED STOCKS

Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

CONVERTIBLE SECURITIES

Convertible   securities  are  securities   issued  by  corporations   that  are
exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

CUSTODIAL RECEIPTS

The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.

DEBT SECURITIES

Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

DOLLAR ROLLS

Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

FOREIGN INVESTMENTS

Foreign investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, foreign securities, and ADRs. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

By investing in foreign securities, a Fund attempts to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by the Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of a Fund that invests in foreign securities, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. Each Fund seeks increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from a Fund's investments in another country's markets.

FUTURES CONTRACTS AND OPTIONS ON FUTURES

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Deposit requirements on futures contracts customarily range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy the required margin, payment of additional "variation" margin will be required. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

Traders in futures contracts and related options may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held or expected to be acquired for investment purposes. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts and related options only for bona fide hedging purposes.

Regulations of the Commodity Futures Trading Commission applicable to the Funds require that the futures transactions and related options constitute bona fide hedging transactions, except that the International Equity Fund may enter into such transactions for other than bona fide hedging purposes if the aggregate initial margin and premiums required to establish such positions do not exceed five percent of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Funds will only sell futures contracts to protect securities they own against price declines or purchase contracts to protect against an increase in the price of securities they intend to purchase. As evidence of this hedging interest, each Fund expects that approximately 75% of its futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

Although techniques other than the sale and purchase of futures contracts and options on futures contracts could be used to control the Funds' exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs are lower than
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

RISK FACTORS IN FUTURES TRANSACTIONS

Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge it.

The Funds will minimize the risk that they will be unable to close out a futures contract by entering into futures contracts only if they are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Adviser does not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

HEDGING TECHNIQUES

Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates;
(2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (3) there may not be a liquid secondary market for a futures contract or option; and (4) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books.

INVESTMENT GRADE OBLIGATIONS

Investment grade obligations are debt obligations rated BBB by S&P or Baa by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

LOAN PARTICIPATIONS

Loan participations are interest in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The  secondary  market  for  loan   participations   is  limited  and  any  such
participation purchased by the Fund may be regarded as illiquid.

INVESTMENT COMPANY SHARES

Investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that Investors would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are securities issued or guaranteed by U.S. government agencies or instrumentalities such as GNMA, Fannie Mae, and FHLMC. Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

The Investment Grade Bond Fund may also invest in privately issued mortgage-backed securities. Two principal types of mortgage-backed securities are CMOs and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two highest categories by S&P or Moody's. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Adviser believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for the Funds, it will be deemed to have a remaining maturity equal to its average life as estimated by the Adviser. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Adviser will be the actual average life.

OBLIGATIONS OF SUPRANATIONAL AGENCIES

Obligations of supranational agencies include those issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and Nordic Investment Bank.

OPTIONS

A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

OTHER INVESTMENTS

The Trust is not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. However, the purchase of shares by the Trust of such banks or by their customers will not be a consideration in determining which bank obligations the Trust will purchase. The Trust will not purchase obligations issued by the Adviser.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRICTED SECURITIES

Restricted Securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Permitted investments for the Fund include Restricted Securities, and the Fund may invest up to 15% of its net assets in illiquid securities, subject to the Fund's investment limitations on the purchase of illiquid securities. Restricted Securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A of the 1933 Act.

SECURITIES LENDING

Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Adviser as a broker in these transactions.

SHORT-TERM OBLIGATIONS

Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS

The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in debt securities. The right to put securities depends on the writer's ability to pay for the securities at the time the put is exercised. Put transactions by the Funds are generally limited to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a

Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put, may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to a Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that a Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in a Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS

Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser will purchase only STRIPS that it determines are liquid or, if illiquid, do not violate a Fund's investment policy concerning investments in illiquid securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing investors' redemption rights and of deviations in the value of the shares of the Funds.

U.S. GOVERNMENT AGENCY SECURITIES

Agencies of the United States Government which issue U.S. Government Agency Securities consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury (E.G., GNMA), others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality (e.g., Fannie
Mae). Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for a Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

WHEN-ISSUED SECURITIES

For securities purchased on a when-issued basis, delivery and payment normally take place within 45 days after the date of commitment to purchase. A Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on these securities to the purchaser during this period. The payment obligation and the interest rate that will be received on these securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the Custodian, and the Funds will maintain cash or liquid securities in an amount at least equal in value to a Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid securities, in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ZERO COUPON OBLIGATIONS

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective. The phrase "principally invests" as used in the prospectus means that the Fund invests at least 65% of its assets in the securities as described in the sentence. Each tax-exempt fund invests at least 80% of its total assets in securities with income exempt from federal income and alternative minimum taxes.

INVESTMENT LIMITATIONS

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of a Fund's outstanding shares.

No Fund may:

         1. With respect to 75% of each Fund's total assets, invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

         2. Borrow money in an amount exceeding 33 1/3 % of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

         3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the sale of portfolio securities.

         4. Issue senior securities (as defined in the Investment Company Act of 1940 (the "1940 Act")), except as permitted by rule, regulation or order of the Securities and Exchange Commission.

         5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S.

                  government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

         6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

         7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

         8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICY

No Fund may purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

THE INVESTMENT ADVISER

The investment adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. Trusco Capital Management, Inc. ("Trusco" or the "Adviser"), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of December 31, 2000, Trusco had approximately $46.2 billion in assets under management.

For periods prior to January 1, 2000, STI Capital Management, N.A. ("STI"), a subsidiary of SunTrust Banks, Inc. served as investment adviser to the Capital Appreciation Fund, International Equity Fund, Investment Grade Bond Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc., succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco. As a result, Trusco now serves as the investment adviser to each Fund pursuant to two separate agreements (the "Advisory Agreements"). The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreements, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

For its advisory services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund's average daily net assets:

-------------------------------------------------------------------
                     FUND                         FEES
-------------------------------------------------------------------
-------------------------------------------------------------------
Capital Appreciation Fund                        1.15%
-------------------------------------------------------------------
-------------------------------------------------------------------
Mid-Cap Equity Fund                              1.15%
-------------------------------------------------------------------
-------------------------------------------------------------------
International Equity Fund                        1.25%
-------------------------------------------------------------------
-------------------------------------------------------------------
Investment Grade Bond Fund                        .74%
-------------------------------------------------------------------
-------------------------------------------------------------------
Growth and Income Fund                            .90%
-------------------------------------------------------------------
-------------------------------------------------------------------
Quality Growth Stock Fund                        1.00%
-------------------------------------------------------------------
-------------------------------------------------------------------
Small Cap Value Equity Fund                      1.15%
-------------------------------------------------------------------
-------------------------------------------------------------------
Value Income Stock Fund                           .80%
-------------------------------------------------------------------

The Adviser has voluntarily agreed to maintain the actual Total Operating Expenses of the Funds in the table below at certain "expense caps." This means that the Adviser will reimburse certain expenses of the Funds so that expenses do not exceed that cap. Because the Adviser's agreement to maintain an expense cap is voluntary, the Adviser may discontinue all or part if its reimbursements at any time.

--------------------------------- ---------------------------------
                       FUND                      FEES
--------------------------------- ---------------------------------
--------------------------------- ---------------------------------
Capital Appreciation Fund                        1.15%
--------------------------------- ---------------------------------
--------------------------------- ---------------------------------
Mid-Cap Equity Fund                              1.56%
--------------------------------- ---------------------------------
--------------------------------- ---------------------------------
International Equity Fund                        1.60%
--------------------------------- ---------------------------------
--------------------------------- ---------------------------------
Investment Grade Bond Fund                        .75%
--------------------------------- ---------------------------------
--------------------------------- ---------------------------------
Small Cap Value Equity Fund                      1.20%
--------------------------------- ---------------------------------
--------------------------------- ---------------------------------
Value Income Stock Fund                           .95%
--------------------------------- ---------------------------------

The Adviser has contractually agreed to maintain the actual Total Operating Expenses of the Funds in the table below at the following expense caps for a period of one year from the date of the prospectus, May 1, 2001.

--------------------------------- ---------------------------------
                   FUND                          FEES
--------------------------------- ---------------------------------
--------------------------------- ---------------------------------
Growth and Income Fund                          1.20%
--------------------------------- ---------------------------------
--------------------------------- ---------------------------------
Quality Growth Stock Fund                       1.30%
--------------------------------- ---------------------------------

In addition, if at any point before May 1, 2004 it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses of any Fund and its expense cap to recapture any of its prior reimbursements.

For the period from commencement of operations to the fiscal years ended December 31, 2000, 1999 and 1998, the Trust paid the following advisory fees:


-------------------------------------- -------------------------------------------- -------------------------------------------
                 FUND                                    FEES PAID                           FEES WAIVED OR REIMBURSED
-------------------------------------- -------------------------------------------- -------------------------------------------
-------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
                                            2000           1999           1998           2000           1999          1998
-------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
-------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Capital Appreciation Fund              $1,066,391     $1,155,474     $960,564       $273,623       $252,384      $218,450
-------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
-------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Growth and Income Fund                 $0             $ 0                   *       $62,916        $ 0                  *
-------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
-------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
International Equity Fund              $95,601        $159,341       $213,697       $76,356        $72,652       $ 81,229
-------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
-------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Investment Grade Bond Fund             $43,327        $64,785        $107,213       $93,227        $94,583       $ 85,323
-------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
-------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Mid-Cap Equity Fund                    $212,238       $231,649       $316,697       $116,754       $99,773       $104,569
-------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
-------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Quality Growth Stock Fund              $0             $ 0                   *       $62,749        $ 0                  *
-------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
-------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Small Cap Value Equity Fund            $38,110        $60,711        $133,405       $75,666        $73,184       $ 80,770
-------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
-------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------
Value Income Stock Fund                $502,589       $844,684       $715,023       $82,224        $8,317        $144,498
-------------------------------------- -------------- -------------- -------------- -------------- ------------- --------------

     B-16

* Not in operation during the period.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to an administration agreement (the "Administration Agreement") dated August 18, 1995 as amended. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days' written notice.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy
Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, Pitcairn Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

For its administrative services, the Administrator is entitled to a fee from each Fund, which is calculated daily and paid monthly, at an annual rate of:
 .12% of the first $1 billion of average aggregate net assets, .09% on the next $4 billion of average aggregate net assets, .07% of the next $3 billion of average aggregate net assets, .065% of the next $2 billion of average aggregate net assets, and .06% thereafter.

For the period from commencement of operations to the fiscal years ended December 31, 2000, 1999, and 1998, the Funds paid the following administrative fees:

------------------------------------- -------------------------------------------- --------------------------------------------
                FUND                                   FEES PAID                                   FEES WAIVED
------------------------------------- -------------------------------------------- --------------------------------------------
------------------------------------- -------------- -------------- -------------- -------------- -------------- --------------
                                           2000           1999           1998           2000           1999           1998
------------------------------------- -------------- -------------- -------------- -------------- -------------- --------------
------------------------------------- -------------- -------------- -------------- -------------- -------------- --------------
Capital Appreciation Fund             $62,500        $62,500        $62,500        $0             $0             $0
------------------------------------- -------------- -------------- -------------- -------------- -------------- --------------
------------------------------------- -------------- -------------- -------------- -------------- -------------- --------------
Growth and Income Fund                $62,500        $171               *          $0             $0                   *
------------------------------------- -------------- -------------- -------------- -------------- -------------- --------------
------------------------------------- -------------- -------------- -------------- -------------- -------------- --------------
International Equity Fund             $75,000        $75,000        $75,000        $0             $0             $0
------------------------------------- -------------- -------------- -------------- -------------- -------------- --------------
------------------------------------- -------------- -------------- -------------- -------------- -------------- --------------
Investment Grade Bond Fund            $62,500        $62,500        $62,500        $0             $0             $0
------------------------------------- -------------- -------------- -------------- -------------- -------------- --------------
------------------------------------- -------------- -------------- -------------- -------------- -------------- --------------
Mid-Cap Equity Fund                   $62,500        $62,500        $62,500        $0             $0             $0
------------------------------------- -------------- -------------- -------------- -------------- -------------- --------------
------------------------------------- -------------- -------------- -------------- -------------- -------------- --------------
Quality Growth Stock Fund             $62,500        $171               *          $0             $0                    *
------------------------------------- -------------- -------------- -------------- -------------- -------------- --------------
------------------------------------- -------------- -------------- -------------- -------------- -------------- --------------
Small Cap Value Equity Fund           $62,500        $62,500        $62,500        $0             $0             $0
------------------------------------- -------------- -------------- -------------- -------------- -------------- --------------
------------------------------------- -------------- -------------- -------------- -------------- -------------- --------------
Value Income Stock Fund               $62,500        $62,500        $62,500        $0             $0             $0
------------------------------------- -------------- -------------- -------------- -------------- -------------- --------------

                                      B-17
* Not in operation during the period.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, distributes the Trust's shares, pursuant to an agreement (the "Distribution Agreement"), to the separate accounts, which purchase and redeem these shares at the net asset value without sales or redemption charges. The Distribution Agreement is renewable annually and may be terminated by the Distributor, the independent Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice.

The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interest of the Trust to accept such order.

With respect to the Trust, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of these Funds.

THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.

THE CUSTODIAN

SunTrust Bank, Atlanta, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the all of the Funds except the International Equity Fund. The Bank of New York, One Wall Street, New York, NY 10286 serves as custodian for the International Equity Fund.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code" and together the "Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the Securities and Exchange Commission, and are available to the public.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP serves as independent public accountants for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the

Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

THOMAS  GALLAGHER  (11/25/47)  - Trustee  -  President,  Genuine  Parts  Company
Wholesale  Distribution,   1970  to  the  present;  Director,  National  Service
Industries; Director, Oxford Industries.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981 to 1997, publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981 to 1997, President, H & W Distribution, Inc., 1984 to 1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961 to 1964; Chairman of the Board, 1964 to 1990; Honorary Chairman of the Board, 1990 to the present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

JAMES O. ROBBINS (7/4/42) - Trustee - President and Chief Executive Officer, Cox Communications, Inc., 1983 to the present; Director, NCR; Director, Cox Communications.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

JAMES R. FOGGO (06/30/64) - President - Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995 to 1998. Associate, Battle Fowler L.L.P. (law firm), 1993 to 1995. Operations Manager, The Shareholder Services Group, Inc., 1986 to 1990.

JENNIFER E. SPRATLEY, CPA (02/13/69) - Treasurer and Chief Financial Officer - Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991 to 1999.

LYDIA GAVALIS (06/05/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989 to 1998.

TIMOTHY D. BARTO (03/28/68) - Vice President and Assistant Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate, Dechert Price & Rhoads, 1997 to 1999. Associate, Richter, Miller & Finn, 1994 to 1997.

TODD B. CIPPERMAN (02/14/66) - Vice President and Assistant Secretary - Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995 to 2000. Associate, Dewey Ballantine (law firm), 1994 to 1995. Associate, Winston & Strawn (law firm), 1991 to 1994.

CHRISTINE M. MCCULLOUGH (12/02/60) - Vice President and Assistant Secretary - Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate, White & Williams LLP, 1991 to 1999. Associate, Montgomery, McCracken, Walker & Rhoads, 1990 to 1991.

WILLIAM E. ZITELLI, JR. (06/14/68) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998 to 2000. Associate, Pepper Hamilton LLP, 1997 to 1998. Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol, 1994 to 1997.

SHERRY KAJDAN VETTERLEIN (06/22/62) - Vice President & Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992 to 2000.

RICHARD W. GRANT (10/25/45) - Secretary - Partner, Morgan, Lewis & Bockius, LLP (law firm), Counsel to the Trust, the Administrator and the Distributor.

W. JOHN MCGUIRE (07/26/57) - Assistant Secretary - Of Counsel, Morgan, Lewis & Bockius LLP (law firm), Counsel to the Trust, Administrator and Distributor since 1996.
_____________________________
* Mr. Looney may be deemed an "interested person" of the Trust as defined in the 1940 Act.

The Trustees and officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year ended December 31, 2000, the Trust paid the following amounts to the Trustees and Officers of the Trust:


------------------------------ --------------------- --------------------- -------------------- -------------------------------
  NAME OF PERSON AND POSITION        AGGREGATE       PENSION OR RETIREMENT   ESTIMATED ANNUAL       TOTAL COMPENSATION FROM
                                 COMPENSATION FROM    BENEFITS ACCRUED AS      BENEFITS UPON      REGISTRANT AND FUND COMPLEX
                               REGISTRANT FOR FYE 00 PART OF FUND EXPENSES      RETIREMENT        PAID TO DIRECTORS FOR FYE 00
------------------------------ --------------------- --------------------- -------------------- -------------------------------
------------------------------ --------------------- --------------------- -------------------- -------------------------------
William H. Cammack, Trustee1             $0                   N/A                   N/A         $0 for services on 2
                                                                                                boards
------------------------------ --------------------- --------------------- -------------------- -------------------------------
------------------------------ --------------------- --------------------- -------------------- -------------------------------
Thomas Gallagher,                      $1,500                 N/A                   N/A         $1,500 for services on 2 boards
Trustee2
------------------------------ --------------------- --------------------- -------------------- -------------------------------
------------------------------ --------------------- --------------------- -------------------- -------------------------------
T. Gordy Germany,                      $2,000                 N/A                   N/A         $27,500 for services on 2 boards
Trustee1
------------------------------ --------------------- --------------------- -------------------- -------------------------------
------------------------------ --------------------- --------------------- -------------------- -------------------------------
F. Wendell Gooch,                      $2,000                 N/A                   N/A         $27,500 for services on 2 boards
Trustee
------------------------------ --------------------- --------------------- -------------------- -------------------------------
------------------------------ --------------------- --------------------- -------------------- -------------------------------
Daniel S. Goodrum,                     $2,000                 N/A                   N/A         $26,000 for services on 2
Trustee1                                                                                        boards
------------------------------ --------------------- --------------------- -------------------- -------------------------------
------------------------------ --------------------- --------------------- -------------------- -------------------------------
Wilton Looney,                         $2,000                 N/A                   N/A         $28,000 for services on 2
Trustee                                                                                         boards
------------------------------ --------------------- --------------------- -------------------- -------------------------------
------------------------------ --------------------- --------------------- -------------------- -------------------------------
Champney McNair,                       $2,000                 N/A                   N/A         $26,000 for services on 2 boards
Trustee1
------------------------------ --------------------- --------------------- -------------------- -------------------------------
------------------------------ --------------------- --------------------- -------------------- -------------------------------
James Robbins,                          $500                  N/A                   N/A         $11,000 for services on 2 boards
Trustee2
------------------------------ --------------------- --------------------- -------------------- -------------------------------
------------------------------ --------------------- --------------------- -------------------- -------------------------------
Bernard F. Sliger,                     $2,000                 N/A                   N/A         $27,500 for services on 2 boards
Trustee1
------------------------------ --------------------- --------------------- -------------------- -------------------------------
------------------------------ --------------------- --------------------- -------------------- -------------------------------
Jonathan T. Walton,                    $1,500                 N/A                   N/A         $25,500 for services on 2 boards
Trustee
------------------------------ --------------------- --------------------- -------------------- -------------------------------

(1)      Messrs.  Germany,  Goodrum,  McNair and Dr. Sliger retired on November 18, 2000. Mr.  Cammack  resigned  effective May
         16, 2000.
(2)      Messrs. Gallagher and Robbins were appointed as Trustees on May 16, 2000.

COMPUTATION OF YIELD

A Fund may advertise yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in such Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one year period and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

         Yield = 2[(a-b/cd + 1)6 - 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Actual yield will depend on such variables as asset quality, average asset maturity, the type of instruments in which a Fund invests, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

For the 30-day period ended December 31, 2000, yields on the Funds were as follows:

------------------------------------- ---------------------------------------
                       FUND                            YIELD
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
Capital Appreciation Fund                              0.21%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
Growth and Income Fund                                  N/A
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
International Equity Fund                               N/A
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
Investment Grade Bond Fund                             7.73%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
Mid-Cap Equity Fund                                     N/A
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
Quality Growth Stock Fund                               N/A
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
Small Cap Value Equity Fund                            1.85%
------------------------------------- ---------------------------------------
------------------------------------- ---------------------------------------
Value Income Stock Fund                                1.58%
------------------------------------- ---------------------------------------

CALCULATION OF TOTAL RETURN

From time to time, a Fund may advertise total return. The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:

         P(1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Based on the foregoing, the average annual total returns for the Funds from commencement of operations through December 31, 2000 were as follows:


------------------------------------------- ------------------------------------------------------------------------------------
                    FUND                                                 AVERAGE ANNUAL TOTAL RETURN
------------------------------------------- ------------------------------------------------------------------------------------
------------------------------------------- --------------------------- --------------------------- ----------------------------
                                                      ONE YEAR                   FIVE YEARS                SINCE INCEPTION
------------------------------------------- --------------------------- --------------------------- ----------------------------
------------------------------------------- --------------------------- --------------------------- ----------------------------
Capital Appreciation Fund1                             -3.07%                      19.55%                      20.12%
------------------------------------------- --------------------------- --------------------------- ----------------------------
------------------------------------------- --------------------------- --------------------------- ----------------------------
Growth and Income Fund2                                 9.32%                        *                          9.29%
------------------------------------------- --------------------------- --------------------------- ----------------------------
------------------------------------------- --------------------------- --------------------------- ----------------------------
International Equity Fund3                             -3.43%                        *                         18.13%
------------------------------------------- --------------------------- --------------------------- ----------------------------
------------------------------------------- --------------------------- --------------------------- ----------------------------
Investment Grade Bond Fund1                             6.32%                       4.95%                       5.44%
------------------------------------------- --------------------------- --------------------------- ----------------------------
------------------------------------------- --------------------------- --------------------------- ----------------------------
Mid-Cap Equity Fund1                                   -2.93%                      10.96%                      11.10%
------------------------------------------- --------------------------- --------------------------- ----------------------------
------------------------------------------- --------------------------- --------------------------- ----------------------------
Quality Growth Stock Fund2                             -3.03%                        *                         -3.02%
------------------------------------------- --------------------------- --------------------------- ----------------------------
------------------------------------------- --------------------------- --------------------------- ----------------------------
Small Cap Value Equity Fund4                           16.37%                        *                         -1.49%
------------------------------------------- --------------------------- --------------------------- ----------------------------
------------------------------------------- --------------------------- --------------------------- ----------------------------
Value Income Stock Fund1                               10.43%                      12.07%                      13.00%
------------------------------------------- --------------------------- --------------------------- ----------------------------

     (1) Commenced operations on October 2, 1995.                      (3) Commenced operations on November 7, 1996.
     (2) Commenced operations on December 30, 1999.                    (4) Commenced operations on October 22, 1997.

* Not in operation during the period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions. An Investor will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange ("NYSE") is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds is determined at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), each business day the NYSE is open. Net asset value per share is calculated for purchases and redemptions of shares of each Fund by dividing the value of total Fund assets, less liabilities (including Trust expenses, which are accrued daily), by the total number of shares of that Fund outstanding. The net asset value per share of each Fund is determined each business day at the close of business.

The securities of the Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their Investors. No attempt is made to present a detailed explanation of the Federal tax treatment of a Fund or its Investors, and the discussion here and in the Trust's prospectus is not intended as a substitute for careful tax planning. Further, this discussion does not address the tax considerations affecting any Contract Owner. Federal income tax considerations affecting such Owners is discussed in the prospectus and the statement of additional information for such Contract.

FEDERAL INCOME TAX

This discussion of Federal income tax considerations is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the Federal excise tax applicable to regulated investment companies.

Any gain or loss recognized on a sale or redemption of shares of a Fund by an Investor who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distributions.

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to Investors and the ownership of shares may be subject to state and local taxes.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If a Fund meets the Distribution Requirement, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholders' Federal income tax. In no event shall a shareholder be allowed a foreign tax credit with respect to shares in the Fund if such shares are held by the shareholder for 15 days or less during the 30-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividend. If a Fund makes the election, the Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (I.E., may effect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

FUND TRANSACTIONS

The Trust does not expect to use one particular broker or dealer. When one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits the Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers  or  sellers of  securities;  (2)  furnishing  analyses  and  reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory, or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Adviser may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The National Association of Securities Dealers has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate, out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include rendering advice, either directly or through publications or writings, about the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgement, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934

Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker dealers in connection with such broker-dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

For the fiscal year ended December 31, 2000, the Funds paid the following brokerage commissions with respect to portfolio transactions:


-------------------------------------- -------------------- --------------------- ---------------------- ---------------------------
               PORTFOLIO              TOTAL $ AMOUNT OF    TOTAL $ AMOUNT OF    % OF TOTAL BROKERAGE    % OF TOTAL BROKERED
                                          BROKERAGE            BROKERAGE          COMMISSIONS PAID      TRANSACTIONS EFFECTED
                                         COMMISSIONS         COMMISSIONS PAID       TO SIDCO FOR        THROUGH SIDCO FOR
                                         PAID FYE 00        TO SIDCO IN FYE 00        FYE 00                   FYE 00
------------------------------------- -------------------- --------------------- ---------------------- ----------------------
------------------------------------- -------------------- --------------------- ---------------------- ----------------------
Capital Appreciation Fund                 $319,382             $3,542                1.11%                  9.84%
------------------------------------- -------------------- --------------------- ---------------------- ----------------------
------------------------------------- -------------------- --------------------- ---------------------- ----------------------
Growth and Income Fund                    $3,910               $28                   0.71%                  30.01%
------------------------------------- -------------------- --------------------- ---------------------- ----------------------
------------------------------------- -------------------- --------------------- ---------------------- ----------------------
International Equity Fund                 $91,321              $0                    0%                     0%
------------------------------------- -------------------- --------------------- ---------------------- ----------------------
------------------------------------- -------------------- --------------------- ---------------------- ----------------------
Investment Grade Bond Fund                $372                 $372                  100%                   71.34%
------------------------------------- -------------------- --------------------- ---------------------- ----------------------
------------------------------------- -------------------- --------------------- ---------------------- ----------------------
Mid-Cap Equity Fund                       $68,788              $521                  0.76%                  26.33%
------------------------------------- -------------------- --------------------- ---------------------- ----------------------
------------------------------------- -------------------- --------------------- ---------------------- ----------------------
Quality Growth Stock Fund                 $2,047               $23                   1.12%                  3.98%
------------------------------------- -------------------- --------------------- ---------------------- ----------------------
------------------------------------- -------------------- --------------------- ---------------------- ----------------------
Small Cap Value Equity Fund               $42,730              $215                  0.50%                  15.56%
------------------------------------- -------------------- --------------------- ---------------------- ----------------------
------------------------------------- -------------------- --------------------- ---------------------- ----------------------
Value Income Stock Fund                   $218,158             $3,158                1.45%                  19.96%
------------------------------------- -------------------- --------------------- ---------------------- ----------------------

For the fiscal year ended December 31, 1999, the Funds paid the following brokerage commissions with respect to portfolio transactions:

-------------------------------------- ------------------------------------------- --------------------------------------------
               PORTFOLIO                            TOTAL $ AMOUNT OF                 TOTAL $ AMOUNT OF BROKERAGE COMMISSIONS
                                              BROKERAGE COMMISSIONS PAID IN                      PAID TO SIDCO IN
                                                          FYE 99                                       FYE 99
-------------------------------------- ------------------------------------------- --------------------------------------------
-------------------------------------- ------------------------------------------- --------------------------------------------
Capital Appreciation Fund                                 $429,902                                    $4,708
-------------------------------------- ------------------------------------------- --------------------------------------------
-------------------------------------- ------------------------------------------- --------------------------------------------
Growth and Income Fund                                    $0                                          $0
-------------------------------------- ------------------------------------------- --------------------------------------------
-------------------------------------- ------------------------------------------- --------------------------------------------
International Equity Fund                                 $192,192                                    $0
-------------------------------------- ------------------------------------------- --------------------------------------------
-------------------------------------- ------------------------------------------- --------------------------------------------
Investment Grade Bond Fund                                $624                                        $624
-------------------------------------- ------------------------------------------- --------------------------------------------
-------------------------------------- ------------------------------------------- --------------------------------------------
Mid-Cap Equity Fund                                       $75,935                                     $752
-------------------------------------- ------------------------------------------- --------------------------------------------
-------------------------------------- ------------------------------------------- --------------------------------------------
Quality Growth Stock Fund                                 $0                                          $0
-------------------------------------- ------------------------------------------- --------------------------------------------
-------------------------------------- ------------------------------------------- --------------------------------------------
Small Cap Value Equity Fund                               $39,661                                     $124
-------------------------------------- ------------------------------------------- --------------------------------------------
-------------------------------------- ------------------------------------------- --------------------------------------------
Value Income Stock Fund                                   $220,679                                    $5,561

-------------------------------------- ------------------------------------------- --------------------------------------------

* Not in operation during the period.

For the fiscal year ended December 31, 1998, the Funds paid the following brokerage commissions with respect to portfolio transactions:

-------------------------------------- ------------------------------------------- --------------------------------------------
               PORTFOLIO                            TOTAL $ AMOUNT OF                 TOTAL $ AMOUNT OF BROKERAGE COMMISSIONS
                                                BROKERAGE COMMISSIONS PAID                         PAID TO SIDCO
                                                          FYE 98                                       FYE 98
-------------------------------------- ------------------------------------------- --------------------------------------------
-------------------------------------- ------------------------------------------- --------------------------------------------
Capital Appreciation Fund                              $340,807                                    $3,512
-------------------------------------- ------------------------------------------- --------------------------------------------

                                                                B-26

-------------------------------------- ------------------------------------------- --------------------------------------------
               PORTFOLIO                            TOTAL $ AMOUNT OF                 TOTAL $ AMOUNT OF BROKERAGE COMMISSIONS
                                                BROKERAGE COMMISSIONS PAID                         PAID TO SIDCO
                                                          FYE 98                                       FYE 98
-------------------------------------- ------------------------------------------- --------------------------------------------
-------------------------------------- ------------------------------------------- --------------------------------------------
Growth and Income Fund                                    *                                           *
-------------------------------------- ------------------------------------------- --------------------------------------------
-------------------------------------- ------------------------------------------- --------------------------------------------
International Equity Fund                              $115,570                                    $0
-------------------------------------- ------------------------------------------- --------------------------------------------
-------------------------------------- ------------------------------------------- --------------------------------------------
Investment Grade Bond Fund                             $843                                        $843
-------------------------------------- ------------------------------------------- --------------------------------------------
-------------------------------------- ------------------------------------------- --------------------------------------------
Mid-Cap Equity Fund                                    $55,918                                     $1,068
-------------------------------------- ------------------------------------------- --------------------------------------------
-------------------------------------- ------------------------------------------- --------------------------------------------
Quality Growth Stock Fund                               *                                            *
-------------------------------------- ------------------------------------------- --------------------------------------------
-------------------------------------- ------------------------------------------- --------------------------------------------
Small Cap Value Equity Fund                            $36,442                                     $435
-------------------------------------- ------------------------------------------- --------------------------------------------
-------------------------------------- ------------------------------------------- --------------------------------------------
Value Income Stock Fund                                $196,590                                    $3,905
-------------------------------------- ------------------------------------------- --------------------------------------------

* Not in operation during the period.

For the period from the  commencement  of  operations  to the fiscal years ended
December 31, 2000,  1999 and 1998,  the portfolio  turnover rate for each of the
Funds was as follows:
-------------------------------------- ----------------------------------------------------------------------------------------
                 FUND                                                        TURNOVER RATE
-------------------------------------- ----------------------------- ----------------------------- ----------------------------
-------------------------------------- ----------------------------- ----------------------------- ----------------------------
                                                    2000                          1999                         1998
-------------------------------------- ----------------------------- ----------------------------- ----------------------------
-------------------------------------- ----------------------------- ----------------------------- ----------------------------
Capital Appreciation Fund                           105%                          168%                         219%
-------------------------------------- ----------------------------- ----------------------------- ----------------------------
-------------------------------------- ----------------------------- ----------------------------- ----------------------------
Growth and Income Fund                              34%                            0%                            *
-------------------------------------- ----------------------------- ----------------------------- ----------------------------
-------------------------------------- ----------------------------- ----------------------------- ----------------------------
International Equity Fund                           126%                          207%                         129%
-------------------------------------- ----------------------------- ----------------------------- ----------------------------
-------------------------------------- ----------------------------- ----------------------------- ----------------------------
Investment Grade Bond Fund                          123%                          243%                         183%
-------------------------------------- ----------------------------- ----------------------------- ----------------------------
-------------------------------------- ----------------------------- ----------------------------- ----------------------------
Mid-Cap Equity Fund                                 106%                          122%                          92%
-------------------------------------- ----------------------------- ----------------------------- ----------------------------
-------------------------------------- ----------------------------- ----------------------------- ----------------------------
Quality Growth Stock Fund                           30%                            0%                            *
-------------------------------------- ----------------------------- ----------------------------- ----------------------------
-------------------------------------- ----------------------------- ----------------------------- ----------------------------
Small Cap Value Equity Fund                         72%                           63%                           49%
-------------------------------------- ----------------------------- ----------------------------- ----------------------------
-------------------------------------- ----------------------------- ----------------------------- ----------------------------
Value Income Fund                                   72%                           80%                           76%

-------------------------------------- ----------------------------- ----------------------------- ----------------------------

* Not in operation during the period.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Investor held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its

Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.


5% AND 25% SHAREHOLDERS
As of April 4, 2001, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares of the Funds were held for the record owner's fiduciary, agency or custodial customers.


--------------------------------------------------------------------------------------------------------------------------------
             NAME OF FUND                NAME AND ADDRESS OF SHAREHOLDER            ACCOUNT SHARE BALANCE    PERCENT OF TOTAL
                                                                                                                   SHARES
--------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund             Glenbrook Life and Annuity Company                 4,846,044.9530            99.57%
                                      Attn:  Olga Prohny
                                      Financial Control Unit
                                      3100 Sanders Road, Suite N4A
                                      Northbrook, IL  60072-7155
--------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                Glenbrook Life and Annuity Company                  206,932.7610             93.14%
                                      Attn:  Olga Prohny
                                      Finanical Control Unit
                                      3100 Sanders Road, Suite N4A
                                      Northbrook, IL  60062-7155
--------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                PFL Life Insurance Company                          15,244.2190              6.86%
                                      43333 Edgewood Road NE
                                      Cedar Rapids, IA
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund             Glenbrook Life and Annuity Company                 1,085,649.4480            96.67%
                                      Attn:  Olga Prohny
                                      Finanical Control Unit
                                      3100 Sanders Road, Suite N4A
                                      Northbrook, IL  60062-7155
--------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund            Glenbrook Life and Annuity Company                 1,758,876.6320            99.92%
                                      Attn:  Olga Prohny
                                      Finanical Control Unit
                                      3100 Sanders Road, Suite N4A
                                      Northbrook, IL  60062-7155
--------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                   Glenbrook Life and Annuity Company                 1,723,486.2610            99.97%
                                      Attn:  Olga Prohny
                                      Finanical Control Unit
                                      3100 Sanders Road, Suite N4A
                                      Northbrook, IL  60062-7155
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
        NAME OF FUND                    NAME AND ADDRESS OF SHAREHOLDER                  ACCOUNT SHARE         PERCENT OF TOTAL
                                                                                             BALANCE                SHARES
--------------------------------------------------------------------------------------------------------------------------------
Quality Growth Stock Fund             Glenbrook Life and Annuity Company                  163,511.0290             99.00%
                                      Attn:  Olga Prohny
                                      Finanical Control Unit
                                      3100 Sanders Road, Suite N4A
                                      Northbrook, IL  60062-7155
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund           Glenbrook Life and Annuity Company                  615,075.8090             53.91%
                                      Attn:  Olga Prohny
                                      Finanical Control Unit
                                      3100 Sanders Road, Suite N4A
                                      Northbrook, IL  60062-7155
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund           Allstate Life Insurance Company                     524,462.4840             45.97%
                                      Attn:  Deborah Bukowy
                                      Investment Operations Equity Unit
                                      3075 Sanders Road, Suite G4A
                                      Northbrook, IL  60062-7155
--------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund               Glenbrook Life and Annuity Company                 4,936,520.8090            98.30%
                                      Attn:  Olga Prohny
                                      Finanical Control Unit
                                      3100 Sanders Road, Suite N4A
                                      Northbrook, IL  60062-7155
--------------------------------------------------------------------------------------------------------------------------------


EXPERTS

The financial statements in this Statement of Additional Information for the fiscal year ended December 31, 2000 have been audited by Arthur Andersen LLP, independent public accountants to the Trust, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

APPENDIX

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

              - Leading market positions in well-established industries.

              - High rates of return on funds employed.

              - Conservative   capitalization   structure with moderate reliance
                 on debt and ample asset protection.

              - Broad   margins   in    earnings   coverage  of fixed  financial
                charges  and high internal cash generation.

              - Well-established access to a  range  of  financial  markets  and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

              - Amortization Schedule - the larger the final   maturity relative
                to other maturities, the more likely it will be treated as a note, and

              - Source of Payment  -  the  more  dependent the  issue is  on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2      Satisfactory   capacity  to  pay  principal  and  interest  with  some
          vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P
---

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S
-------

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH
-----

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON
-------

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

FINANCIAL STATEMENTS

 FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
                                       SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (91.0%)
BASIC MATERIALS (1.1%)
   Air Products & Chemicals            26,900   $    1,103
                                                ----------
CAPITAL GOODS (11.1%)
   General Electric                    65,500        3,140
   Illinois Tool Works                 28,100        1,674
   Masco                               40,100        1,030
   Textron                             27,800        1,293
   Tyco International                  74,800        4,151
                                                ----------
                                                    11,288
                                                ----------
COMMUNICATION SERVICES (3.8%)
   ADC Telecommunications*             38,400          696
   Andrew*                             33,300          724
   BellSouth                            9,200          377
   Comverse Technology*                 5,400          587
   Nortel Networks                     10,000          321
   Qwest Communications
     International*                    27,800        1,140
                                                ----------
                                                     3,845
                                                ----------
CONSUMER CYCLICALS (11.7%)
   Bed Bath & Beyond*                  42,600          953
   BJ's Wholesale Club*                28,400        1,090
   Brinker International*              19,500          824
   CVS                                 25,000        1,498
   Ecolab                              19,000          821
   Gannett                             22,000        1,387
   Lowe's                              39,000        1,735
   McGraw-Hill                          9,400          551
   RadioShack                          30,700        1,314
   Target                              17,300          558
   Time Warner                         10,200          533
   Viacom, Cl B*                       15,600          729
                                                ----------
                                                    11,993
                                                ----------

--------------------------------------------------------------------------------
                                       SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (5.0%)
   Anheuser-Busch                      25,400   $    1,156
   Conagra Foods                       39,400        1,024
   Kroger*                             67,000        1,813
   Safeway*                            17,200        1,075
                                                ----------
                                                     5,068
                                                ----------
ENERGY (9.9%)
   Apache                              15,800        1,107
   Conoco, Cl B                        62,300        1,803
   Ensco International                 40,300        1,373
   Exxon Mobil                         22,200        1,930
   Halliburton                         30,000        1,087
   Schlumberger                        23,500        1,878
   Transocean Sedco Forex              19,500          897
                                                ----------
                                                    10,075
                                                ----------
FINANCE (17.3%)
   ACE                                 27,700        1,175
   AMBAC Financial Group               17,000          991
   American International Group         9,300          917
   Cigna                                8,500        1,125
   Citigroup                           38,300        1,956
   Freddie Mac                         19,000        1,309
   Golden West Financial               20,500        1,384
   MBNA                                26,700          986
   Mellon Financial                    31,300        1,540
   MGIC Investment                     17,300        1,167
   Providian Financial                 19,400        1,115
   USA Education                       37,500        2,550
   Washington Mutual                   26,700        1,417
                                                ----------
                                                    17,632
                                                ----------
HEALTH CARE (10.9%)
   Cardinal Health                     16,000        1,594
   Health Management
     Associates, Cl A*                 55,000        1,141

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       SHARES    VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
   Merck                               21,400   $    2,004
   Pfizer                              44,100        2,029
   Schering-Plough                     35,400        2,009
   Tenet Healthcare*                   36,200        1,609
   Universal Health Services, Cl B      6,600          738
                                                ----------
                                                    11,124
                                                ----------
SERVICES (3.0%)
   Cendant*                           102,160          983
   Interpublic Group                   33,600        1,430
   Omnicom Group                        8,500          704
                                                ----------
                                                     3,117
                                                ----------
TECHNOLOGY (16.2%)
   Analog Devices*                      9,000          461
   Cisco Systems*                      56,600        2,165
   EMC*                                26,700        1,776
   Intel                               52,800        1,587
   International Business Machines     29,200        2,482
   Linear Technology                   12,000          555
   Micrel*                             12,900          435
   Microsoft*                          54,550        2,366
   Novellus Systems*                   28,200        1,013
   Oracle*                             13,500          392
   Sun Microsystems*                   50,400        1,405
   Sungard Data Systems*               27,000        1,272
   Tellabs                             12,200          689
                                                ----------
                                                    16,598
                                                ----------
TRANSPORTATION (1.0%)
   Southwest Airlines                  30,000        1,006
                                                ----------
Total Common Stocks
     (Cost $70,609)                                 92,849
                                                ----------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (9.0%)
   Morgan Stanley Dean Witter
     6.350%, dated 12/29/00,
     matures 01/02/01,
     repurchase price $9,151,783
     (collateralized by FNMA
     obligations: market value
     $9,328,274)                       $9,145   $    9,145
                                                ----------
Total Repurchase Agreement
     (Cost $9,145)                                   9,145
                                                ----------
Total Investments (100.0%)
   (Cost $79,754)                                  101,994
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (0.0%)               (30)
                                                ----------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 5,092,992 outstanding
     shares of beneficial interest                  74,929
   Undistributed net investment income                 128
   Accumulated net realized gain on
     investments                                     4,667
   Net unrealized appreciation on
     investments                                    22,240
                                                ----------
Total Net Assets (100.0%)                         $101,964
                                                ==========
Net Asset Value, Offering and
   Redemption Price Per Share                     $  20.02
                                                ==========

* NON-INCOME PRODUCING SECURITY
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (93.7%)
BASIC MATERIALS (3.0%)
   International Paper                  1,300     $     53
                                                ----------
CAPITAL GOODS (9.5%)
   Boeing                                 600           40
   Cooper Industries                    1,000           46
   General Electric                       400           19
   Ingersoll-Rand                       1,000           42
   Textron                                500           23
                                                ----------
                                                       170
                                                ----------
COMMUNICATION SERVICES (4.7%)
   AT&T                                 1,000           17
   SBC Communications                     400           19
   Verizon Communications                 600           30
   WorldCom*                            1,300           18
                                                ----------
                                                        84
                                                ----------
CONSUMER CYCLICALS (8.3%)
   Circuit City Stores                  1,500           17
   Gannett                                500           32
   Sears Roebuck                          800           28
   Target                               1,300           42
   Walt Disney                          1,000           29
                                                ----------
                                                       148
                                                ----------
CONSUMER STAPLES (12.6%)
   Coca-Cola                              400           24
   H.J. Heinz                             500           24
   Hershey Foods                          750           48
   McCormick                              800           29
   Quaker Oats                            400           39
   Sara Lee                             2,500           61
                                                ----------
                                                       225
                                                ----------

--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
ENERGY (5.6%)
   Exxon Mobil                            475     $     41
   Royal Dutch Petroleum, NY Shares       400           24
   Schlumberger                           200           16
   Texaco                                 300           19
                                                ----------
                                                       100
                                                ----------
FINANCE (23.2%)
   American General                       500           41
   American International Group           225           22
   Bank One                               700           26
   Berkshire Hathaway, Cl B*               15           35
   Citigroup                            1,000           51
   Fannie Mae                             600           52
   FleetBoston Financial                  700           26
   Jefferson-Pilot                        500           37
   MGIC Investment                        350           24
   Morgan Stanley Dean Witter             150           12
   Washington Mutual                      600           32
   Wells Fargo                          1,000           56
                                                ----------
                                                       414
                                                ----------
HEALTH CARE (8.6%)
   Abbott Laboratories                    700           34
   Amgen*                                 150           10
   Johnson & Johnson                      250           26
   Merck                                  500           47
   Watson Pharmaceutical*                 700           36
                                                ----------
                                                       153
                                                ----------
TECHNOLOGY (14.2%)
   Adaptec*                             1,500           15
   America Online*                        600           21
   Compaq Computer                      2,000           30
   Computer Sciences*                     500           30

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                       SHARES/FACE
                                      AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
   Hewlett-Packard                        600     $     19
   Intel                                  850           26
   International Business Machines        300           26
   Lucent Technologies                  1,200           16
   Microsoft*                             500           22
   Motorola                             1,000           20
   Palm*                                1,000           28
                                                ----------
                                                       253
                                                ----------
UTILITIES (4.0%)
   Duke Energy                            500           43
   Exelon                                 400           28
                                                ----------
                                                        71
                                                ----------
Total Common Stocks
     (Cost $1,638)                                   1,671
                                                ----------
REPURCHASE AGREEMENT (6.4%)
   Morgan Stanley Dean Witter
     6.300%, dated 12/29/00,
     matures 01/02/01, repurchase
     price $115,229 (collateralized
     by U.S. Treasury Note: market
     value $120,855)                   $  115          115
                                                ----------
Total Repurchase Agreement
     (Cost $115)                                       115
                                                ----------
Total Investments (100.1%)
   (Cost $1,753)                                     1,786
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)               (2)
                                                ----------

--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 164,244 outstanding
     shares of beneficial interest                  $1,754
   Accumulated net realized loss on
     investments                                        (3)
   Net unrealized appreciation on
     investments                                        33
                                                ----------
Total Net Assets (100.0%)                           $1,784
                                                ==========
Net Asset Value, Offering and
   Redemption Price Per Share                       $10.86
                                                ==========

* NON-INCOME PRODUCING SECURITY
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                         SHARES   VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (97.7%)
AUSTRALIA (2.5%)
   National Australia Bank             16,265    $     260
   Pasminco*                          105,900           39
                                                ----------
                                                       299
                                                ----------
BELGIUM (0.0%)
   Dexia*                               1,680           --
                                                ----------
FRANCE (12.1%)
   BNP Paribas                          1,900          167
   Coflexip Stena Offshore              1,425          181
   Compagnie Francaise d'Etudes et
     de Construction Technip            1,390          202
   Compagnie de Saint-Gobain              700          110
   ISIS                                 1,000           71
   Lafarge                              3,689          309
   Suez Lyonnaise des Eaux                800          146
   Total Fina Elf                       1,360          202
   Vivendi Universal                      900           59
                                                ----------
                                                     1,447
                                                ----------
GERMANY (8.6%)
   BASF                                 4,800          218
   Bayer                                3,600          190
   Bayerische Hypo-und Vereinsbank      2,900          163
   Bayerische Motoren Werke             4,100          134
   Buderus                              3,200           67
   Deutsche Post*                       2,100           45
   FAG Kugelfischer Georg Schaefer     11,800           81
   Siemens                              1,000          131
                                                ----------
                                                     1,029
                                                ----------

--------------------------------------------------------------------------------
                                         SHARES   VALUE (000)
--------------------------------------------------------------------------------
HONG KONG (2.9%)
   China Mobile*                       19,500    $     107
   Esprit Holdings                     30,000           26
   Li & Fung                           70,000          127
   Sun Hung Kai Properties              9,000           90
                                                ----------
                                                       350
                                                ----------
IRELAND (0.0%)
   Bank of Ireland                        536            5
                                                ----------
ISRAEL (0.3%)
   ECI Telecom                          2,470           35
                                                ----------
ITALY (6.9%)
   Banca Intesa                        34,950          168
   ENI-Ente Nazionale Idrocarburi      39,900          255
   Parmalat Finanziaria               118,200          191
   Saipem                              38,600          211
                                                ----------
                                                       825
                                                ----------
JAPAN (21.0%)
   Canon                                1,400           49
   Daiwa House Industry                13,000           81
   Daiwa Securities Group               6,000           63
   DDI                                     22          106
   Fast Retailing                       1,000          196
   Fuji Heavy Industries               38,400          233
   Hitachi                             10,000           89
   Japan Tobacco                           15          116
   KAO                                  4,300          125
   Kirin Brewery                       11,200          100
   Kyocera                                900           98
   Lawson                                 600           24
   Matsumotokiyoshi                       500           14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
   Matsushita Electric Industrial       9,000    $     215
   Minebea                              8,000           74
   Murata Manufacturing                   600           70
   Olympus Optical                      3,000           52
   Promise                              1,700          121
   Sharp                               14,000          169
   SKY Perfect Communications*              2            3
   Sumitomo Heavy Industries           41,000           64
   TDK                                    300           29
   Tokio Marine & Fire Insurance        7,000           80
   Toshiba                             21,000          141
   Yamada Denki                         1,500          122
   Yokowo                               5,000           81
                                                ----------
                                                     2,515
                                                ----------
NETHERLANDS (7.9%)
   ABN Amro Holding                     5,200          118
   Akzo Nobel                           2,300          124
   Fortis                               6,600          214
   IHC Caland                           4,605          216
   United Services Group               12,345          278
                                                ----------
                                                       950
                                                ----------
NEW ZEALAND (1.1%)
   Fletcher Challenge Building        151,445          131
                                                ----------
NORWAY (1.9%)
   Kvaerner*                            3,981           28
   Petroleum Geo-Services ADR*         14,640          195
                                                ----------
                                                       223
                                                ----------
SINGAPORE (0.7%)
   Oversea-Chinese Banking             11,500           86
                                                ----------


--------------------------------------------------------------------------------
                                         SHARES   VALUE (000)
--------------------------------------------------------------------------------
SOUTH KOREA (0.8%)
   Hite Brewery                         2,300   $       65
   Pohang Iron & Steel ADR              2,000           31
                                                ----------
                                                        96
                                                ----------
SPAIN (5.2%)
   Aguas de Barcelona                   5,757           70
   Altadis                             15,300          237
   SOL Melia                            9,500           98
   Telefonica                           9,700          160
   Union Electrica Fenosa               3,200           59
                                                ----------
                                                       624
                                                ----------
SWEDEN (2.8%)
   Sandvik                              8,400          202
   Swedish Match                       33,900          132
                                                ----------
                                                       334
                                                ----------
SWITZERLAND (3.8%)
   ABB                                    600           64
   Zurich Financial Services              649          391
                                                ----------
                                                       455
                                                ----------
UNITED KINGDOM (19.2%)
   Cable & Wireless                    18,200          246
   Diageo                              30,164          338
   Hanson                              36,500          250
   IMI                                  9,300           33
   Imperial Tobacco Group               4,900           51
   Lloyds TSB Group                    23,445          248
   Marconi                             15,800          170
   Prudential                           8,063          130
   Reckitt Benckiser                   25,062          345

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST DECEMBER 31, 2000

INTERNATIONAL EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
   Rolls-Royce                         17,385    $      52
   Stagecoach Holdings                205,801          203
   Vodafone Group                      61,500          226
                                                ----------
                                                     2,292
                                                ----------
Total Foreign Common Stocks
     (Cost $11,742)                                 11,696
                                                ----------
FOREIGN WARRANTS (0.0%)
   Lafarge                                686            2
                                                ----------
Total Foreign Warrants
     (Cost $0)                                           2
                                                ----------
Total Investments (97.7%)
   (Cost $11,742)                                   11,698
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (2.3%)               274
                                                ----------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,155,930 outstanding
     shares of beneficial interest                  12,460
   Accumulated net investment loss                      (7)
   Accumulated net realized loss
     on investments                                   (452)
   Net unrealized appreciation on
     foreign currency and translation
     of other assets and liabilities in
     foreign currency investments                       15
   Net unrealized depreciation
     on investments                                    (44)
                                                ----------
Total Net Assets (100.0%)                          $11,972
                                                ==========
Net Asset Value, Offering and
   Redemption Price Per Share                      $ 10.36
                                                ==========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
At December 31, 2000, sector diversification of the Fund was as follows:

                                        % OF         VALUE
SECTOR DIVERSIFICATION               NET ASSETS      (000)
----------------------               ----------    --------
Banks                                    11.3%     $ 1,349
Electronics                              10.2        1,221
Telephones & Telecommunications          10.1        1,205
Petroleum & Fuel Products                 8.9        1,060
Food, Water & Tobacco                     7.7          924
Construction                              6.8          814
Financial                                 5.9          706
Manufacturing                             4.9          589
Services                                  3.8          453
Chemicals                                 3.3          401
Household Products                        3.1          375
Retail                                    3.1          368
Insurance                                 2.8          330
Distribution & Wholesale                  2.4          289
Metals                                    2.0          234
Leisure                                   1.8          215
Transportation                            1.7          203
Automotive                                1.6          194
Photographic Equipment                    1.4          169
Machinery                                 1.2          145
Real Estate                               1.1          131
Audio/Video                               1.0          118
Computers                                 0.9          110
Aerospace/Defense                         0.5           63
Office Equipment                          0.2           30
                                      ----------  --------
TOTAL FOREIGN COMMON STOCKS              97.7       11,696
FOREIGN WARRANTS                           --            2
                                      ----------  --------
TOTAL INVESTMENTS                        97.7       11,698
OTHER ASSETS AND
   LIABILITIES, NET                       2.3          274
                                      ----------  --------
TOTAL NET ASSETS                        100.0%     $11,972
                                      ==========  ========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MID-CAP EQUITY FUND
--------------------------------------------------------------------------------
                                        SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (88.3%)
BASIC MATERIALS (7.0%)
   Bowater                              6,000    $     338
   Potash of Saskatchewan               3,200          251
   Praxair                              5,600          249
   Stillwater Mining*                  21,100          830
                                                ----------
                                                     1,668
                                                ----------
CAPITAL GOODS (6.1%)
   ACT Manufacturing*                  13,800          217
   Jabil Circuit*                       7,950          202
   Optimal Robotics*                   17,450          586
   SPX                                  4,200          454
                                                ----------
                                                     1,459
                                                ----------
COMMUNICATION SERVICES (3.9%)
   Sirius Satellite Radio*              3,800          114
   Western Wireless, Cl A*             18,200          713
   WinStar Communications*              8,080           95
                                                ----------
                                                       922
                                                ----------
CONSUMER CYCLICALS (6.3%)
   American Eagle Outfitters*           7,000          296
   Men's Wearhouse*                    43,950        1,198
                                                ----------
                                                     1,494
                                                ----------
CONSUMER STAPLES (3.6%)
   Hispanic Broadcasting*               5,300          135
   Sensient Technologies               18,600          423
   Suiza Foods*                         6,000          288
                                                ----------
                                                       846
                                                ----------
ENERGY (15.0%)
   Barrett Resources*                   6,200          352
   BJ Services*                         3,200          220
   Bouygues Offshore ADR               10,100          234
   Coflexip Stena Offshore ADR          2,300          145
   Cooper Cameron*                      2,000          132
   Ensco International                  2,700           92
   Global Marine*                       4,200          119


--------------------------------------------------------------------------------
                                        SHARES   VALUE (000)
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
   Nabors Industries*                   2,600    $     154
   National-Oilwell*                    4,200          163
   Noble Drilling*                      5,300          230
   Ocean Energy                         8,500          148
   Precision Drilling*                 23,800          894
   Smith International*                 2,500          186
   Stone Energy*                        5,200          336
   Veritas DGC*                         4,400          142
                                                ----------
                                                     3,547
                                                ----------
FINANCE (8.1%)
   Colonial Bancgroup                   5,600           60
   Hibernia, Cl A                      29,700          379
   Marshall & Ilsley                    6,500          330
   North Fork Bancorporation           12,800          314
   Safeco                               5,900          194
   SouthTrust                          15,900          647
                                                ----------
                                                     1,924
                                                ----------
HEALTH CARE (15.0%)
   Barr Laboratories*                   4,500          328
   Chiron*                              3,459          154
   Gilead Sciences*                     1,700          141
   Health Management
     Associates, Cl A*                 37,200          772
   King Pharmaceuticals*               21,621        1,118
   Renal Care Group*                   25,500          699
   Sepracor*                            3,100          248
   Watson Pharmaceutical*               1,900           97
                                                ----------
                                                     3,557
                                                ----------
SERVICES (0.0%)
   Per-Se Technologies*                    25           --
                                                ----------
TECHNOLOGY (21.4%)
   Antec*                               5,800           46
   Caliper Technologies*                4,300          202
   C-Cube Microsystems*                52,900          651
   Commscope*                          11,800          195
   Concurrent Computer*                52,100          280

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

MID-CAP EQUITY FUND
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
   Cree*                                7,200    $     256
   Cypress Semiconductor*               5,100          100
   Efficient Networks*                  7,700          110
   Integrated Circuit Systems*          1,600           27
   Integrated Device Technology*        3,500          116
   Intuit*                              2,800          110
   J.D. Edwards*                        9,400          168
   Sandisk*                             7,800          217
   Sawtek*                             10,900          504
   Scientific-Atlanta                   4,400          143
   Seachange International*            18,100          368
   Stratos Lightwave*                   9,900          169
   Symbol Technologies                 16,650          599
   Virata*                             13,600          148
   Vishay Intertechnology*              5,600           85
   Vitesse Semiconductor*               2,500          138
   Zoran*                              28,200          437
                                                ----------
                                                     5,069
                                                ----------
UTILITIES (1.9%)
   Equitable Resources                  6,700          447
                                                ----------
Total Common Stocks
     (Cost $20,254)                                 20,933
                                                ----------
PREFERRED STOCK (0.3%)
   Winstar Communications,
     Ser A, PIK                         3,600           77
                                                ----------
Total Preferred Stock
     (Cost $127)                                        77
                                                ----------
WARRANTS (0.0%)
   Per-Se Technologies,
     Expires 03/20/01                      34           --
                                                ----------
Total Warrants
     (Cost $0)                                          --
                                                ----------

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (5.9%)
   Affymetrix,
     CV to 16.2602 Shares (A)
     5.000%, 10/01/06                    $150       $  207
   Human Genome Sciences,
     CV to 17.7778 Shares (A)
     5.000%, 02/01/07                     185          263
   Human Genome Sciences,
     CV to 9.1324 Shares (A)
     3.750%, 03/15/07                     280          239
   Millennium Pharmaceuticals,
     CV to 23.7696 Shares (A)
     5.500%, 01/15/07                     210          362
   Sepracor,
     CV to 10.8249 Shares (A)
     5.000%, 02/15/07                     325          336
                                                ----------
Total Convertible Bonds
     (Cost $1,245)                                   1,407
                                                ----------
REPURCHASE AGREEMENT (3.4%)
   Morgan Stanley Dean Witter
     6.300%, dated 12/29/00,
     matures 01/02/01, repurchase
     price $793,930 (collateralized by
     U.S. Treasury Note: market value
     $832,697)                            793          793
                                                ----------
Total Repurchase Agreement
     (Cost $793)                                       793
                                                ----------
Total Investments (97.9%)
   (Cost $22,419)                                   23,210
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (2.1%)               504
                                                ----------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,783,341 outstanding
     shares of beneficial interest                 $19,641
   Accumulated net realized gain
     on investments                                  3,282
   Net unrealized appreciation
     on investments                                    791
                                                ----------
Total Net Assets (100.0%)                          $23,714
                                                ==========
Net Asset Value, Offering and
   Redemption Price Per Share                      $ 13.30
                                                ==========

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE SECURITY
PIK -- PAYMENT-IN-KIND
SER -- SERIES
(A) PRIVATE PLACEMENT SECURITY

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

QUALITY GROWTH STOCK FUND
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (96.7%)
BASIC MATERIALS (3.1%)
   Alcoa                                  840     $     28
   E.I. du Pont de Nemours                302           15
                                                ----------
                                                        43
                                                ----------
CAPITAL GOODS (12.2%)
   Applied Materials*                     188            7
   Caterpillar                            452           21
   General Electric                       945           45
   Honeywell International                 17            1
   Minnesota Mining & Manufacturing       185           22
   Network Appliance*                     185           12
   Procter & Gamble                       214           17
   Tyco International                     358           20
   United Technologies                    321           25
                                                ----------
                                                       170
                                                ----------
COMMUNICATION SERVICES (7.6%)
   BellSouth                              160            7
   Nokia Oyj ADR                          375           16
   Nortel Networks                        455           15
   Qualcomm*                              421           35
   SBC Communications                     348           17
   Sprint (FON Group)                     169            3
   Verizon Communications                 249           12
                                                ----------
                                                       105
                                                ----------
CONSUMER CYCLICALS (11.2%)
   Dollar General                         994           19
   Ford Motor*                            359            8
   Gap                                    467           12
   General Motors                         120            6
   Gillette                               401           15
   Home Depot                             387           18
   McDonald's                             278            9
   Nike, Cl B                             279           16

--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
   Wal-Mart Stores                        552     $     29
   Walgreen                               464           19
   Walt Disney                            187            5
                                                ----------
                                                       156
                                                ----------
CONSUMER STAPLES (5.6%)
   Coca-Cola                              324           20
   PepsiCo                                351           17
   Philip Morris                          928           41
                                                ----------
                                                        78
                                                ----------
ENERGY (5.6%)
   Chevron                                 78            7
   Exxon Mobil                            472           41
   Royal Dutch Petroleum, NY Shares       250           15
   Schlumberger                           190           15
                                                ----------
                                                        78
                                                ----------
FINANCE (14.0%)
   American Express                       480           26
   American International Group           334           33
   Bank of America                        175            8
   Bank of New York                       147            8
   Charles Schwab                         773           22
   Citigroup                              579           30
   Fannie Mae                             263           23
   JP Morgan Chase*                       385           17
   Wells Fargo                            477           27
                                                ----------
                                                       194
                                                ----------
HEALTH CARE (16.2%)
   Abbott Laboratories                    199           10
   American Home Products                 200           13
   Amgen*                                 114            7
   Bristol-Myers Squibb                   275           20
   Eli Lilly                              133           12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
   Johnson & Johnson                      410     $     43
   Medtronic                              322           19
   Merck                                  451           42
   Pfizer                               1,036           48
   Schering-Plough                        190           11
                                                ----------
                                                       225
                                                ----------
SERVICE INDUSTRIES (1.9%)
   Paychex                                532           26
                                                ----------
TECHNOLOGY (19.3%)
   America Online*                        298           10
   Brocade Communications System*         155           14
   Cisco Systems*                         824           32
   Computer Associates International      444            9
   Dell Computer*                         269            5
   EMC*                                   383           25
   Intel                                  862           26
   International Business Machines        255           22
   Jabil Circuit*                         396           10
   JDS Uniphase*                          243           10
   Linear Technology                      422           20
   Microsoft*                             659           29
   Oracle*                                723           21
   Sun Microsystems*                      578           16
   Texas Instruments                      408           19
                                                ----------
                                                       268
                                                ----------
Total Common Stocks
     (Cost $1,408)                                   1,343
                                                ----------

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.3%)
   Morgan Stanley Dean Witter
     6.300%, dated 12/29/00,
     matures 01/02/01, repurchase
     price $59,919 (collateralized
     by U.S. Treasury Note:
     market value $62,845)                $60     $     60
                                                ----------
Total Repurchase Agreement
     (Cost $60)                                         60
                                                ----------
Total Investments (101.0%)
   (Cost $1,468)                                     1,403
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (-1.0%)              (14)
                                                ----------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 143,515 outstanding
     shares of beneficial interest                   1,493
   Accumulated net realized loss
     on investments                                    (39)
   Net unrealized depreciation
     on investments                                    (65)
                                                ----------
Total Net Assets (100.0%)                           $1,389
                                                ==========
Net Asset Value, Offering and
   Redemption Price Per Share                       $ 9.68
                                                ==========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (95.3%)
BASIC MATERIALS (19.0%)
   Agnico-Eagle Mines                   9,400   $       56
   Cambrex                              5,200          235
   Carpenter Technology                 1,000           35
   Celanese                             7,800          143
   Homestake Mining                    10,800           45
   Lesco                                5,100           67
   Lindberg                             5,300           95
   Louisiana-Pacific                   18,563          188
   Olin                                 2,500           55
   PolyOne                              7,400           43
   RPM Ohio                             8,500           73
   Sociedad Quimica y Minera de
     Chile ADR                          4,800          101
   Texas Industries                    11,200          336
   USG                                  2,100           47
   USX-U.S. Steel Group                10,500          189
   Valspar                              2,900           93
   Wausau-Mosinee Paper                 6,800           69
   Wellman                              5,700           81
   Worthington Industries               5,900           48
                                                ----------
                                                     1,999
                                                ----------
CAPITAL GOODS (17.3%)

   A.O. Smith                           4,900           84
   BAE Systems Canada                   4,700           70
   BHA Group Holdings                   4,500           63
   Briggs & Stratton                    2,100           93
   Cummins Engine                       3,700          140
   Fedders                              2,100           10
   Fedders, Cl A                        8,000           33
   Federal Signal                       1,300           26
   Gerber Scientific                   10,400           89
   Intertape Polymer Group              3,900           29
   Kaman, Cl A                          2,300           39
   Lennox International                 8,014           62
   LSI Industries                       8,800          180


--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
CAPITAL GOODS (CONTINUED)
   Milacron                             6,500    $     104
   National Service Industries          4,900          126
   Quixote                             10,900          203
   Roper Industries                     3,800          126
   Tecumseh Products, Cl A              2,200           92
   Timken                               5,100           77
   U.S. Industries                     11,200           90
   United Dominion Industries           2,300           28
   York International                   1,800           55
                                                ----------
                                                     1,819
                                                ----------
CONSUMER CYCLICALS (10.4%)
   American Greetings, Cl A            18,300          173
   Bassett Furniture Industries         7,800           88
   Bush Industries, Cl A                3,100           36
   Falcon Products                      3,800           30
   Harman International Industries        600           22
   Moore                               14,000           43
   Movado Group                         8,900          136
   PEP Boys                            34,200          124
   Phillips-Van Heusen                  8,800          114
   Polaroid                            28,200          164
   Standard Register                    6,200           88
   Wolverine World Wide                 4,900           75
                                                ----------
                                                     1,093
                                                ----------
CONSUMER STAPLES (8.3%)
   Aptargroup                           3,700          109
   Ball                                 4,800          221
   Ingles Markets, Cl A                 9,500           96
   Interstate Bakeries                  7,600          107
   Sensient Technologies               12,820          292
   Sturm Ruger                          5,500           52
                                                ----------
                                                       877
                                                ----------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
ENERGY (8.9%)
   Arch Coal                            8,200    $     116
   Fletcher Challenge Energy ADR        2,760          102
   Midcoast Energy Resources            5,400          118
   Penn Virginia                        2,900           96
   Pennzoil-Quaker State               31,200          402
   UGI                                  4,000          101
                                                ----------
                                                       935
                                                ----------
FINANCE (11.1%)
   American Financial Group               800           21
   Annuity and Life Re                  1,700           54
   Colonial Bancgroup                   8,200           88
   Horizon Financial                      700            8
   Klamath First Bancorp                7,400           88
   Mutual Risk Management               5,300           80
   Pacific Northwest Bancorp            1,500           21
   PXRE Group                           5,000           85
   Riggs National of Washington D.C.    2,800           39
   Scottish Annuity & Life Holdings    10,000          120
   Seacoast Banking                     3,200           85
   Student Loan                         2,100          114
   Washington Federal                   2,600           74
   West Coast Bancorp-Oregon            8,976           88
   Westerfed Financial                  6,400          139
   White Mountains Insurance Group        200           64
                                                ----------
                                                     1,168
                                                ----------
HEALTH CARE (4.0%)
   Alpharma, Cl A                       4,100          180
   Carter-Wallace                         800           27
   Mentor                              10,800          211
                                                ----------
                                                       418
                                                ----------

--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
SERVICES (7.9%)
   ABM Industries                       2,100    $      64
   Bowne                                7,800           82
   Chemed                               2,800           94
   Intrawest                            4,300           86
   Pittston Brink's Group              25,500          507
                                                ----------
                                                       833
                                                ----------
TECHNOLOGY (3.2%)
   Dallas Semiconductor                 4,300          110
   Helix Technology                     4,300          102
   Pioneer Standard Electronics         4,000           44
   Woodhead Industries                  3,800           75
                                                ----------
                                                       331
                                                ----------
TRANSPORTATION (2.9%)
   Knightsbridge Tankers                3,000           66
   Oshkosh Truck                        1,300           57
   USFreightways                        3,000           90
   Wabash National                     10,200           88
                                                ----------
                                                       301
                                                ----------
UTILITIES (2.3%)
   NUI                                  1,600           51
   Piedmont Natural Gas                 1,700           65
   Western Resources                    5,200          129
                                                ----------
                                                       245
                                                ----------
Total Common Stocks
     (Cost $10,047)                                 10,019
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

SMALL CAP VALUE EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.9%)
   Morgan Stanley Dean Witter
     6.300%, dated 12/29/00,
     matures 01/02/01, repurchase
     price $413,282 (collateralized
     by U.S. Treasury Note:
     market value $433,463)              $413   $      413
                                                ----------
Total Repurchase Agreement
     (Cost $413)                                       413
                                                ----------
Total Investments (99.2%)
   (Cost $10,460)                                   10,432
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (0.8%)                81
                                                ----------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,152,598 outstanding
     shares of beneficial interest                  12,187
   Undistributed net investment income                  20
   Accumulated net realized loss
     on investments                                 (1,666)
   Net unrealized depreciation
     on investments                                    (28)
                                                ----------
Total Net Assets (100.0%)                       $   10,513
                                                ==========
Net Asset Value, Offering and
   Redemption Price Per Share                   $     9.12
                                                ==========
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (91.8%)
BASIC MATERIALS (10.0%)
   Alcoa                               49,100     $  1,645
   International Paper                 40,000        1,632
   Praxair                             38,000        1,686
   Rohm & Haas                         49,900        1,812
                                                ----------
                                                     6,775
                                                ----------
CAPITAL GOODS (17.0%)
   Cooper Industries                   15,000          689
   Dover                               42,200        1,712
   Emerson Electric                    20,500        1,616
   General Dynamics                    18,700        1,459
   Honeywell International             25,700        1,216
   Hubbell, Cl B                       27,000          715
   Ingersoll-Rand                      19,300          808
   Minnesota Mining & Manufacturing     5,800          699
   Rockwell International              32,300        1,538
   Sonoco Products                     23,300          504
   W.W. Grainger                       14,300          522
                                                ----------
                                                    11,478
                                                ----------
COMMUNICATION SERVICES (8.8%)
   Alltel                              25,400        1,586
   CenturyTel                          19,900          711
   SBC Communications                  32,300        1,542
   Sprint (FON Group)                  28,200          573
   Verizon Communications              30,790        1,543
                                                ----------
                                                     5,955
                                                ----------
CONSUMER CYCLICALS (6.4%)
   Fortune Brands                      22,300          669
   Gannett                             25,600        1,614
   Genuine Parts                       24,700          647
   McGraw-Hill                         23,700        1,389
                                                ----------
                                                     4,319
                                                ----------


--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (5.0%)
   Conagra Foods                       38,600     $  1,004
   Kimberly-Clark                      17,800        1,258
   PepsiCo                             22,500        1,115
                                                ----------
                                                     3,377
                                                ----------
ENERGY (10.8%)
   BP Amoco ADR                        28,200        1,350
   Conoco, Cl B                        88,472        2,560
   Exxon Mobil                         24,300        2,113
   Texaco                              10,800          671
   Unocal                              14,800          573
                                                ----------
                                                     7,267
                                                ----------
FINANCE (20.0%)
   Allstate                            27,200        1,185
   American General                    16,400        1,337
   Amsouth Bancorporation              32,604          497
   Bank of America                     30,800        1,413
   Chubb                               13,000        1,125
   Citigroup                           40,600        2,073
   FleetBoston Financial               40,029        1,504
   JP Morgan Chase                     34,925        1,587
   Keycorp                             25,100          703
   PNC Financial Services Group        20,000        1,461
   Torchmark                           15,700          603
                                                ----------
                                                    13,488
                                                ----------
HEALTH CARE (4.3%)
   Baxter International                16,400        1,448
   Pharmacia                           23,737        1,448
                                                ----------
                                                     2,896
                                                ----------
SERVICE INDUSTRIES (0.5%)
   H&R Block                            8,500          352
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

VALUE INCOME STOCK FUND--CONCLUDED
--------------------------------------------------------------------------------
                                      SHARES/FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (4.3%)
   Avnet                               36,900   $      793
   Compaq Computer                     46,300          697
   International Business Machines     16,600        1,411
                                                ----------
                                                     2,901
                                                ----------
UTILITIES (4.7%)
   Coastal                             16,200        1,431
   Duke Energy                         14,800        1,262
   Scana                               17,390          514
                                                ----------
                                                     3,207
                                                ----------
Total Common Stocks
     (Cost $53,211)                                 62,015
                                                ----------
REPURCHASE AGREEMENT (8.2%)
   Morgan Stanley Dean Witter
     6.350%, dated  12/29/00,
     matures 01/02/01,
     repurchase price $5,556,389
     (collateralized by FNMA
     obligations: market value
     $5,680,368)                       $5,552        5,552
                                                ----------
Total Repurchase Agreement
     (Cost $5,552)                                   5,552
                                                ----------
Total Investments (100.0%)
   (Cost $58,763)                                   67,567
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (0.0%)                27
                                                ----------

--------------------------------------------------------------------------------
                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 5,174,627 outstanding
     shares of beneficial interest                 $73,204
   Undistributed net investment income                 221
   Accumulated net realized loss
     on investments                                (14,635)
   Net unrealized appreciation
     on investments                                  8,804
                                                ----------
Total Net Assets (100.0%)                       $   67,594
                                                ==========
Net Asset Value, Offering and
   Redemption Price Per Share                   $    13.06
                                                ==========
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (12.6%)
   U.S. Treasury Bonds
     8.750%, 08/15/20                    $100    $     137
     7.500%, 11/15/16                     800          965
     6.250%, 05/15/30                     925        1,033
                                                ----------
Total U.S. Treasury Obligations
     (Cost $1,980)                                   2,135
                                                ----------
CORPORATE OBLIGATIONS (58.9%)
COMMUNICATIONS EQUIPMENT (0.9%)
   Motorola
     7.625%, 11/15/10                     150          154
                                                ----------
CONSUMER CYCLICALS (3.7%)
   Avon Products
     7.150%, 11/15/09                     200          201
   May Department Stores
     7.900%, 10/15/07                     400          416
                                                ----------
                                                       617
                                                ----------
FINANCE (21.9%)
   Aristar
     7.250%, 06/15/06                     500          511
   Countrywide Home Loan
     6.850%, 06/15/04                     300          301
   Countrywide Home Loan, MTN, Ser F
     6.510%, 02/11/05                     300          296
   Finova Capital
     7.250%, 11/08/04                     250          150
     7.250%, 07/12/06                     500          288
   Finova Capital, MTN, Ser E
     7.300%, 09/22/03                     550          321
   Ford Credit
     7.600%, 08/01/05                     500          513
   General Electric Capital, Ser A
     6.500%, 12/10/07                     500          505
   Household Finance
     7.200%, 07/15/06                     450          456

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   FINANCE (CONTINUED)
   Morgan Stanley Dean Witter,
     MTN, Ser C
     7.125%, 08/15/03                    $350   $      357
                                                ----------
                                                     3,698
                                                ----------
INDUSTRIAL (6.3%)
   Cooper Tire & Rubber
     7.750%, 12/15/09                     300          261
   Emerson Electric
     7.125%, 08/15/10                     100          106
   Marriot International, Ser C
     7.875%, 09/15/09                     350          363
   Philip Morris
     7.500%, 04/01/04                      50           51
   Tribune
     7.450%, 10/15/09                     175          181
   United Technology
     7.125%, 11/15/10                     100          105
                                                ----------
                                                     1,067
                                                ----------
INSURANCE (16.5%)
   Aon
     6.900%, 07/01/04                     650          652
   Conseco
     8.750%, 02/09/04                     800          584
     6.800%, 06/15/05                     465          293
     6.400%, 06/15/01                     200          194
   ING Groep
     8.000%, 10/30/06                     280          297
     6.500%, 11/15/08                     350          341
   Provident
     7.000%, 07/15/18                     500          423
                                                ----------
                                                     2,784
                                                ----------
INVESTMENT BANKERS/BROKER DEALERS (4.1%)
   Donaldson, Lufkin & Jenrette,  MTN
     6.150%, 05/04/04                     200          198
   Paine Webber Group, MTN
     6.020%, 04/22/02                     500          500
                                                ----------
                                                       698
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

INVESTMENT GRADE BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (2.4%)
   Computer Science
     7.500%, 08/08/05                 $   400    $     413
                                                ----------
UTILITIES (3.1%)
   Florida Power & Light
     5.875%, 04/01/09                     550          518
                                                ----------
Total Corporate Obligations
     (Cost $10,835)                                  9,949
                                                ----------
U.S. GOVERNMENT AGENCY-BACKED OBLIGATIONS (18.4%)
   FHLMC
     7.375%, 05/15/03                   1,000        1,039
     5.750%, 03/15/09                     975          957
   FNMA
     7.125%, 01/15/30                   1,000        1,116
                                                ----------
Total U.S. Government Agency-Backed Obligations
     (Cost $2,880)                                   3,112
                                                ----------
MORTGAGE-BACKED OBLIGATION (4.8%)
   Commercial,  Ser 1999-1, Cl A2
     6.455%, 06/15/08                     800          802
                                                ----------
Total Mortgage-Backed Obligation
     (Cost $743)                                       802
                                                ----------
REPURCHASE AGREEMENT (3.6%)
   Morgan Stanley Dean Witter
     6.300%, dated 12/29/00,
     matures 01/02/01, repurchase
     price $608,668 (collateralized
     by U.S. Treasury Note:
     market value $638,388)               608          608
                                                ----------
Total Repurchase Agreement
     (Cost $608)                                       608
                                                ----------
Total Investments (98.3%)
   (Cost $17,046)                                   16,606
                                                ----------
OTHER ASSETS AND LIABILITIES, NET (1.7%)               284
                                                ----------

--------------------------------------------------------------------------------

                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,742,619 outstanding
     shares of beneficial interest                 $18,104
   Accumulated net realized loss
     on investments                                   (774)
   Net unrealized depreciation
     on investments                                   (440)
                                                ----------
Total Net Assets (100.0%)                          $16,890
                                                ==========
Net Asset Value, Offering and
   Redemption Price Per Share                      $  9.69
                                                ==========
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE COMPANY
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                            QUALITY  SMALL CAP   VALUE
                                             CAPITAL      GROWTH    INTERNATIONAL  MID-CAP   GROWTH    VALUE     INCOME INVESTMENT
                                           APPRECIATION AND INCOME     EQUITY      EQUITY    STOCK    EQUITY     STOCK    GRADE
                                               FUND        FUND         FUND        FUND      FUND      FUND      FUND   BOND FUND
                                           ------------ ----------  -------------  -------  -------  ---------   ------ ----------
Investment Income:
   Interest Income ........................   $  553       $  3          $ 28       $  96     $  3     $  26    $  383    $1,344
   Dividend Income ........................      987         14           321         182        6       262     1,844        --
   Less: Foreign Taxes Withheld ...........       --         --           (30)         --       --        --        --       --
                                             -------      -----        ------      ------   ------    ------   -------    ------
       Total Investment Income ............    1,540         17           319         278        9       288     2,227     1,344
                                             -------      -----        ------      ------   ------    ------   -------    ------
Expenses:
   Investment Advisory Fees ...............    1,340          8           165         329        6       114       603       136
   Administrator Fees .....................       63         63            75          63       63        63        63        63
   Custody Fees ...........................       60         --            20          15       --         5        37         9
   Transfer Agent Fees ....................       37         --             6           9       --         4        24         6
   Professional Fees ......................       78          1            12          21        1         8        47        11
   Trustee Fees ...........................        7         --             1           2       --        --         4         1
   Printing Expenses ......................       24         --             3           6       --         2        14         4
   Pricing Fees ...........................        3         --             6           1       --        --         2         1
   Insurance and Other Fees ...............        2          2            10          --        1        --         3        --
                                             -------      -----        ------      ------   ------    ------   -------    ------
   Total Expenses .........................    1,614         74           298         446       71       196       797       231
   Less: Investment Advisory
     Fees Waived ..........................     (274)        (8)          (69)       (117)      (6)      (76)      (82)     (93)
   Less: Reimbursements from Adviser ......       --        (55)           --          --      (57)       --        --       --
                                             -------      -----        ------      ------   ------    ------   -------    ------
   Net Expenses ...........................    1,340         11           229         329        8       120       715       138
                                             -------      -----        ------      ------   ------    ------   -------    ------
   Net Investment Income (Loss) ...........      200          6            90         (51)       1       168     1,512     1,206
                                             -------      -----        ------      ------   ------    ------   -------    ------
   Net Realized Gain (Loss) on
     Securities Sold ......................    6,147         (3)         (438)      3,331      (39)       60   (12,880)     (361)
   Net Realized Loss on Foreign
     Currency Transactions ................       --         --           (14)         --       --        --        --        --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ........   (2,545)        33          (290)     (3,604)     (65)    1,287    16,114       181
   Net Change in Unrealized Appreciation
     on Foreign Currency and Translation
     of Other Assets and Liabilities
     in Foreign Currency ..................       --         --            24          --       --        --        --       --
                                             -------      -----        ------      ------   ------    ------   -------    ------
   Net Realized and Unrealized
     Gain (Loss) on Investments
     and Foreign Currency .................    3,602         30          (718)       (273)    (104)    1,347     3,234      (180)
                                             -------      -----        ------      ------   ------    ------   -------    ------
Net Increase (Decrease) in Net Assets
   from Operations ........................  $ 3,802      $  36        $ (628)     $ (324)  $ (103)   $1,515   $ 4,746    $1,026
                                             =======      =====        ======      ======   ======    ======   ======

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FOR THE PERIODS ENDED DECEMBER 31,

                                                     CAPITAL APPRECIATION          GROWTH AND           INTERNATIONAL
                                                             FUND                  INCOME FUND           EQUITY FUND
                                                     --------------------   ----------------------- ---------------------
                                                     01/01/00-  01/01/99-   01/01/00-  12/30/99(1)- 01/01/00-   01/01/99-
                                                     12/31/00   12/31/99    12/31/00     12/31/99   12/31/00    12/31/99
                                                     --------   --------    --------   -----------  --------    --------
Operations:
   Net Investment Income (Loss) ................      $  200     $  245    $      6     $    --     $   90      $   79
   Net Realized Gain (Loss) on Investments
     and Foreign Currency Transactions .........       6,147      4,287          (3)         --       (452)      2,770
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .............      (2,545)     5,562          33          --       (290)     (1,281)
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currency
     and Translation of Other Assets and
     Liabilities in Foreign Currency ...........          --         --          --          --         24         (11)
                                                    --------   --------     -------       -----    -------     -------
   Net Increase (Decrease) in Net Assets
     from Operations ...........................       3,802     10,094          36          --       (628)      1,557
                                                    --------   --------     -------       -----    -------     -------
Distributions to Shareholders:
   Net Investment Income .......................        (166)      (275)         (6)         --         --         (93)
   Capital Gains ...............................      (4,619)    (8,721)         --          --     (2,945)       (271)
                                                    --------   --------     -------       -----    -------     -------
   Total Distributions .........................      (4,785)    (8,996)         (6)         --     (2,945)       (364)
                                                    --------   --------     -------       -----    -------     -------
Capital Transactions:
   Proceeds from Shares Issued .................       1,006     24,657       1,812          10        611       2,079
   Reinvestment of Cash Distributions ..........       4,785      8,996           6          --      2,945         364
   Cost of Shares Repurchased ..................     (36,916)    (6,239)        (74)         --     (6,279)     (4,294)
                                                    --------   --------     -------       -----    -------     -------
   Increase (Decrease) in Net Assets from
     Capital Transactions ......................     (31,125)    27,414       1,744          10     (2,723)     (1,851)
                                                    --------   --------     -------       -----    -------     -------
   Total Increase (Decrease) in Net Assets .....     (32,108)    28,512       1,774          10     (6,296)       (658)
                                                    --------   --------     -------       -----    -------     -------
Net Assets:
   Beginning of Period .........................     134,072    105,560          10          --     18,268      18,926
                                                    --------   --------     -------       -----    -------     -------
   End of Period ...............................    $101,964   $134,072     $ 1,784       $  10    $11,972     $18,268
                                                    ========   ========     =======       =====    =======     =======
Shares Issued and Redeemed:
   Shares Issued ...............................          49      1,202         169           1         48         156
   Shares Issued in Lieu of Cash Distributions .         223        460           1          --        287          27
   Shares Redeemed .............................      (1,793)      (314)         (7)         --       (490)       (322)
                                                    --------   --------     -------       -----    -------     -------
   Net Share Transactions ......................      (1,521)     1,348         163           1       (155)       (139)
                                                    ========   ========     =======       =====    =======     =======


                                                              MID-CAP              QUALITY GROWTH           SMALL CAP VALUE
                                                           EQUITY FUND               STOCK FUND               EQUITY FUND
                                                       --------------------     -----------------------   -------------------
                                                       01/01/00-  01/01/99-     01/01/00- 12/30/99 (1)-   01/01/00- 01/01/99-
                                                       12/31/00   12/31/99      12/31/00   12/31/99       12/31/00  12/31/99
                                                       ---------  ---------     --------  -------------   --------- ---------
Operations:
   Net Investment Income (Loss) ................     $    (51) $    (57)$            1    $   --       $    168  $    143
   Net Realized Gain (Loss) on Investments
     and Foreign Currency Transactions .........        3,331     2,943            (39)       --             60    (1,194)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .............       (3,604)      789            (65)       --          1,287       349
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currency
     and Translation of Other Assets and
     Liabilities in Foreign Currency ...........           --        --             --        --             --        --
                                                      -------   -------        -------     -----        -------   -------
   Net Increase (Decrease) in Net Assets
     from Operations ...........................         (324)    3,675           (103)       --          1,515      (702)
                                                      -------   -------        -------     -----        -------   -------
Distributions to Shareholders:
   Net Investment Income .......................           --        --             (1)       --           (165)     (146)
   Capital Gains ...............................       (2,878)     (475)            --        --             --        --
                                                      -------   -------        -------     -----        -------   -------
   Total Distributions .........................       (2,878)     (475)            (1)       --           (165)     (146)
                                                      -------   -------        -------     -----        -------   -------
Capital Transactions:
   Proceeds from Shares Issued .................          800     1,583          1,499        10            954     1,442
   Reinvestment of Cash Distributions ..........        2,878       475              1        --            165       146
   Cost of Shares Repurchased ..................       (7,506)   (5,589)           (17)       --         (3,003)   (2,838)
                                                      -------   -------        -------     -----        -------   -------
   Increase (Decrease) in Net Assets from
     Capital Transactions ......................       (3,828)   (3,531)         1,483        10         (1,884)   (1,250)
                                                      -------   -------        -------     -----        -------   -------
   Total Increase (Decrease) in Net Assets .....       (7,030)     (331)         1,379        10           (534)   (2,098)
                                                      -------   -------        -------     -----        -------   -------
Net Assets:
   Beginning of Period .........................       30,744    31,075             10        --         11,047    13,145
                                                      -------   -------        -------     -----        -------   -------
   End of Period ...............................      $23,714   $30,744        $ 1,389     $  10        $10,513   $11,047
                                                      =======   =======        =======     =====        =======   =======
Shares Issued and Redeemed:
   Shares Issued ...............................           51       117            144         1            125       180
   Shares Issued in Lieu of Cash Distributions .          181        35             --        --             21        19
   Shares Redeemed .............................         (472)     (420)            (1)       --           (379)     (363)
                                                      -------   -------        -------     -----        -------   -------
   Net Share Transactions ......................         (240)     (268)           143         1           (233)     (164)
                                                      =======   =======        =======     =====        =======   =======

                                                             VALUE INCOME          INVESTMENT GRADE
                                                              STOCK FUND               BOND FUND
                                                          --------------------    --------------------
                                                          01/01/00-  01/01/99-    01/01/00-  01/01/99-
                                                          12/31/00   12/31/99     12/31/00   12/31/99
                                                          ---------  ---------    ---------  ---------
Operations:
   Net Investment Income (Loss) ................        $ 1,512    $ 2,082      $ 1,206    $ 1,198
   Net Realized Gain (Loss) on Investments
     and Foreign Currency Transactions .........        (12,880)     4,217         (361)      (403)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .............         16,114     (9,964)         181     (1,128)
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currency
     and Translation of Other Assets and
     Liabilities in Foreign Currency ...........             --         --           --         --
                                                       --------   --------      -------    -------
   Net Increase (Decrease) in Net Assets
     from Operations ...........................          4,746     (3,665)       1,026       (333)
                                                       --------   --------      -------    -------
Distributions to Shareholders:
   Net Investment Income .......................         (1,493)    (2,105)      (1,206)    (1,196)
   Capital Gains ...............................         (5,919)    (8,555)          --       (262)
                                                       --------   --------      -------    -------
   Total Distributions .........................         (7,412)   (10,660)      (1,206)    (1,458)
                                                       --------   --------      -------    -------
Capital Transactions:
   Proceeds from Shares Issued .................          2,493     12,332        1,148      7,882
   Reinvestment of Cash Distributions ..........          7,412     10,660        1,206      1,458
   Cost of Shares Repurchased ..................        (41,386)    (5,685)      (7,017)    (5,052)
                                                       --------   --------      -------    -------
   Increase (Decrease) in Net Assets from
     Capital Transactions ......................        (31,481)    17,307       (4,663)     4,288
                                                       --------   --------      -------    -------
   Total Increase (Decrease) in Net Assets .....        (34,147)     2,982       (4,843)     2,497
                                                       --------   --------      -------    -------
Net Assets:
   Beginning of Period .........................        101,741     98,759       21,733     19,236
                                                       --------   --------      -------    -------
   End of Period ...............................       $ 67,594   $101,741      $16,890    $21,733
                                                       ========   ========      =======    =======
Shares Issued and Redeemed:
   Shares Issued ...............................            196        800          121        772
   Shares Issued in Lieu of Cash Distributions .            612        734          126        146
   Shares Redeemed .............................         (3,323)      (392)        (737)      (504)
                                                       --------   --------      -------    -------
   Net Share Transactions ......................         (2,515)     1,142         (490)       414
                                                        ========   ========      =======    =======


Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commenced operations on December 30, 1999.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                    30 & 31

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  FOR THE PERIODS ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                                  NET           NET REALIZED AND
                          NET ASSET VALUE,    INVESTMENT   UNREALIZED GAINS (LOSSES)   DISTRIBUTIONS FROM     DISTRIBUTIONS FROM
                        BEGINNING OF PERIOD  INCOME (LOSS)      ON INVESTMENTS       NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                        -------------------  ------------- ------------------------- ---------------------  ----------------------
CAPITAL APPRECIATION FUND
           2000                  $20.27        $ 0.03               $0.65                   $(0.03)               $(0.90)
           1999                   20.04          0.04                1.65                    (0.04)                (1.42)
           1998                   17.27          0.07                4.54                    (0.08)                (1.76)
           1997                   13.06          0.10                4.63                    (0.10)                (0.42)
           1996                   10.66          0.12                2.40                    (0.12)                   --

GROWTH AND INCOME FUND
           2000                  $10.00        $ 0.07              $ 0.86                   $(0.07)               $   --
           1999 (1)               10.00            --                  --                       --                    --

INTERNATIONAL EQUITY FUND
           2000                  $13.93        $ 0.08              $(0.58)                  $   --                $(3.07)
           1999                   13.05          0.03                1.11                    (0.07)                (0.19)
           1998                   11.87          0.10                1.17                    (0.01)                (0.08)
           1997                   10.16          0.03                1.68                       --                    --
           1996 (2)               10.00          0.01                0.16                    (0.01)                   --

MID-CAP EQUITY FUND
           2000                  $15.20        $(0.04)             $(0.13)                  $   --                $(1.73)
           1999                   13.56         (0.03)               1.90                       --                 (0.23)
           1998                   13.97            --                0.70                       --                 (1.11)
           1997                   11.86         (0.01)               2.64                    (0.01)                (0.51)
           1996                   10.27          0.06                1.59                    (0.06)                   --

QUALITY GROWTH STOCK  FUND
           2000                  $10.00        $ 0.02              $(0.32)                  $(0.02)               $   --
           1999 (1)               10.00            --                  --                       --                    --

SMALL CAP VALUE EQUITY FUND
           2000                  $ 7.97        $ 0.14              $ 1.15                   $(0.14)               $   --
           1999                    8.48          0.10               (0.51)                   (0.10)                   --
           1998                    9.77          0.12               (1.30)                   (0.11)                   --
           1997 (3)               10.00          0.03               (0.23)                   (0.03)                   --

VALUE INCOME STOCK FUND
           2000                  $13.23        $ 0.26              $ 0.98                   $(0.26)               $(1.15)
           1999                   15.08          0.29               (0.63)                   (0.29)                (1.22)
           1998                   15.21          0.27                1.02                    (0.28)                (1.14)
           1997                   12.41          0.28                3.02                    (0.28)                (0.22)
           1996                   10.67          0.23                1.74                    (0.23)                   --

INVESTMENT GRADE BOND FUND
           2000                  $ 9.73        $ 0.62              $(0.04)                  $(0.62)               $   --
           1999                   10.58          0.56               (0.73)                   (0.56)                (0.12)
           1998                   10.19          0.54                0.39                    (0.54)                   --
           1997                    9.92          0.58                0.27                    (0.58)                   --
           1996                   10.25          0.54               (0.33)                   (0.54)                   --


                                                                                                                    RATIO OF
                                                                                                RATIO OF          EXPENSES TO
                            NET ASSET                   NET ASSETS,         RATIO OF          NET INVESTMENT   AVERAGE NET ASSETS
                            VALUE, END    TOTAL            END OF          EXPENSES TO       INCOME (LOSS) TO  (EXCLUDING WAIVERS
                            OF PERIOD    RETURN+        PERIOD (000)    AVERAGE NET ASSETS  AVERAGE NET ASSETS AND REIMBURSEMENTS)
                            ---------    -------        ------------    ------------------  ------------------ -------------------
CAPITAL APPRECIATION FUND
           2000               $20.02        3.07%         $101,964           1.15%                  0.17%            1.38%
           1999                20.27        8.73           134,072           1.15                   0.20             1.36
           1998                20.04       28.97           105,560           1.15                   0.43             1.41
           1997                17.27       36.54            61,877           1.15                   0.70             1.60
           1996                13.06       23.75            25,189           1.15                   1.15             2.43

GROWTH AND INCOME FUND
           2000               $10.86        9.32%          $ 1,784           1.20%                  0.69%            8.04%
           1999 (1)            10.00          --                10           1.20                     --             1.20

INTERNATIONAL EQUITY FUND
           2000               $10.36       (3.43)%        $ 11,972           1.60%                  0.64%            2.08%
           1999                13.93        8.81            18,268           1.60                   0.42             1.99
           1998                13.05       10.80            18,926           1.60                   0.63             2.07
           1997                11.87       16.84            13,847           1.60                   0.41             2.93
           1996 (2)            10.16        1.70               995           1.60                   1.83            31.39

MID-CAP EQUITY FUND
           2000               $13.30       (2.93)%        $ 23,714           1.15%                 (0.18)%           1.56%
           1999                15.20       14.00            30,744           1.15                  (0.20)            1.50
           1998                13.56        7.16            31,075           1.15                  (0.29)            1.53
           1997                13.97       22.23            23,913           1.15                  (0.07)            1.77
           1996                11.86       16.05            14,294           1.15                   0.58             2.79

QUALITY GROWTH STOCK  FUND
           2000               $ 9.68       (3.03)%         $ 1,389           1.30%                  0.09%           11.54%
           1999 (1)            10.00          --                10           1.30                     --             1.30

SMALL CAP VALUE EQUITY FUND
           2000               $ 9.12       16.37%         $ 10,513           1.20%                  1.69%            1.96%
           1999                 7.97       (4.78)           11,047           1.20                   1.23             1.83
           1998                 8.48      (12.18)           13,145           1.20                   1.23             1.89
           1997 (3)             9.77       (2.05)            7,563           1.20                   1.62             2.66

VALUE INCOME STOCK FUND
           2000               $13.06       10.43%         $ 67,594           0.95%                  2.01%            1.06%
           1999                13.23       (3.00)          101,741           0.95                   1.95             0.96
           1998                15.08        9.69            98,759           0.95                   1.90             1.11
           1997                15.21       26.82            72,747           0.95                   2.09             1.23
           1996                12.41       18.64            31,216           0.95                   2.45             1.95

INVESTMENT GRADE BOND FUND
           2000               $ 9.69        6.32%         $ 16,890           0.75%                  6.54%            1.26%
           1999                 9.73       (1.67)           21,733           0.75                   5.56             1.19
           1998                10.58        9.38            19,236           0.75                   5.19             1.34
           1997                10.19        8.84             9,902           0.75                   5.81             1.58
           1996                 9.92        2.29             8,039           0.75                   5.54             2.78


                            RATIO OF
                         NET INVESTMENT
                         INCOME (LOSS) TO
                        AVERAGE NET ASSETS      PORTFOLIO
                        EXCLUDING WAIVERS      TURNOVER
                        AND REIMBURSEMENTS)       RATE
                        -----------------      ---------
CAPITAL APPRECIATION FUND
           2000               (0.06)%           105%
           1999               (0.01)            168
           1998                0.17             219
           1997                0.25             196
           1996               (0.13)            148

GROWTH AND INCOME FUND
           2000               (6.15)%            34%
           1999 (1)              --              --

INTERNATIONAL EQUITY FUND
           2000                0.16%            126%
           1999                0.03             207
           1998                0.16             129
           1997               (0.92)             99
           1996 (2)          (27.96)             --

MID-CAP EQUITY FUND
           2000               (0.59)%           106%
           1999               (0.55)            122
           1998               (0.67)             92
           1997               (0.69)            139
           1996               (1.06)            140

QUALITY GROWTH STOCK  FUND
           2000              (10.15)%            30%
           1999 (1)              --              --

SMALL CAP VALUE EQUITY FUND
           2000                0.93%             72%
           1999                0.60              63
           1998                0.54              49
           1997 (3)            0.16               4

VALUE INCOME STOCK FUND
           2000                1.90%             72%
           1999                1.94              80
           1998                1.74              76
           1997                1.81             105
           1996                1.45              80

INVESTMENT GRADE BOND FUND
           2000                6.03%            123%
           1999                5.12             243
           1998                4.60             183
           1997                4.98             219
           1996                3.51             303

 +  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on December 30, 1999. All ratios for the period have been annualized.
(2) Commenced operations on November 7, 1996. All ratios for the period have been annualized.
(3) Commenced operations on October 22, 1997. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

32 & 33

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

1. Organization:

The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eight funds: the Capital Appreciation Fund, the Growth and Income Fund, the International Equity Fund, the Mid-Cap Equity Fund, the Quality Growth Stock Fund, the Small Cap Value Equity Fund, the Value Income Stock Fund (collectively "the Equity Funds") and the Investment Grade Bond Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objective, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with accounting principles generally accepted in the United States.

     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are valued at the last quoted sales price, if readily available for such equity securities, on each business day. If there is no such reported sale, these securities, and unlisted securities for which market quotations are readily available, are valued at the most recently quoted bid price. Foreign securities in the International Equity Fund are valued based upon quotations from the primary market in which they are traded.

     Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price.

     Debt obligations with sixty days or less until maturity may be valued either at the most recently quoted bid price or at their amortized cost.

     Securities for which market quotations are not readily available, of which there are none as of December 31, 2000, are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Dividend income is recognized on ex-dividend date, and interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the applicable holding period. Purchase discounts and premiums on securities are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the repurchase agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. It is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares. The offering price per share for the shares of the Equity Funds and the Investment Grade Bond Fund is the net asset value per share.

     FOREIGN CURRENCY TRANSACTIONS -- With respect to the International Equity Fund, the books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     o market value of investment securities, assets and liabilities at the current rate of exchange; and

     o purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

     The International Equity Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the Investment Grade Bond Fund are declared daily and paid monthly to shareholders. Distributions from net investment income for the Capital Appreciation Fund, the Growth and Income Fund, the Mid-Cap Equity Fund, the Quality Growth Stock Fund, the Small Cap Value Equity Fund and the Value Income Stock Fund are declared and paid quarterly to shareholders. Distributions from net investment income for the International Equity Fund are declared and paid annually to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

     OTHER -- Expenses related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets.

     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to net operating losses and the classification of short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts:

                         UNDISTRIBUTED
                         NET INVESTMENT   ACCUMULATED
                          INCOME/(LOSS)  REALIZED GAIN/  PAID-IN-CAPITAL
                              (000)       (LOSS) (000)         (000)
                         --------------  --------------  ---------------
     Capital Appreciation
       Fund.............    $  64             $ --           $  (64)
     International Equity
        Fund............      (40)              40               --
     Mid-Cap Equity Fund       46              (46)              --

     These reclassification have no effect on net assets or net asset values per share.

--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Administration and Distribution Agreements:

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to an administration agreement (the "Administration Agreement") dated August 18, 1995 as amended November 19, 1997 and March 1, 1999. Under the terms of the Administration Agreement the Administrator is entitled to a fee, subject to a minimum, (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Funds) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion, and .06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated August 2, 1995 under which Federated Serv-ices Company provides transfer agency services to the Trust.

The Trust and SEI Investments Distribution Co. ("the Distributor") are parties to a Distribution Agreement dated August 18, 1995. The Distributor receives no fees for its services under this agreement.

4. Investment Advisory Agreement:

Investment  advisory  services  are  provided  to the  Trust by  Trusco  Capital
Management, Inc. ("Trusco"). Under the terms of the investment advisory agreement, Trusco is entitled to receive a fee from the Fund, computed daily and paid monthly, at an annual rate of 1.15%, .90%, 1.25%, 1.15%, 1.00%, 1.15%,
 .80%, and .74% of the average daily net assets of the Capital Appreciation Fund, Growth and Income Fund, International Equity Fund, Mid-Cap Equity Fund, Quality Growth Stock Fund, Small Cap Value Equity Fund, Value Income Stock Fund, and Investment Grade Bond Fund, respectively. Trusco has voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Effective June 30, 2000, SunTrust Banks, Inc.  reorganized all of the investment
management   functions  of  its  three  institutional  money  management  units, including SunTrust Bank, into Trusco Capital Management, Inc.

SunTrust Bank, Atlanta acts as Custodian for all the Funds except the International Equity Fund which has a custodian agreement with the Bank of New York. Fees of the Custodian are paid on the basis of net assets. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

5. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services the Distributor received $7,858 for the year ended December 31, 2000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, excluding short-term investments, for the year ended December 31, 2000, were as follows:

                                             U.S. GOVT.  U.S. GOVT.
                          PURCHASES  SALES   PURCHASES     SALES
                            (000)    (000)     (000)       (000)
                          ---------  -----   ----------  ----------
Capital Appreciation Fund  $115,110 $152,672 $     --     $   --
Growth and Income Fund        1,958      317       --         --
International Equity Fund    16,698   18,499       --         --
Mid-Cap Equity Fund          28,909   35,405       --         --
Quality Growth Stock Fund     1,637      190       --         --
Small Cap Value Equity Fund   6,998    8,995       --         --
Value Income Stock Fund      50,249   84,690       --         --
Investment Grade Bond Fund    8,559   11,347   12,791     15,101

At December 31, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Equity Funds and the Investment Grade Bond Fund at December 31, 2000 was as follows:

                                                       NET UNREALIZED
                               APPRECIATED DEPRECIATED  APPRECIATION
                               SECURITIES  SECURITIES  (DEPRECIATION)
                                  (000)       (000)         (000)
                               ----------- ----------- --------------
Capital Appreciation Fund       $26,725   $ (4,485)     $ 22,240
Growth and Income Fund              232       (199)           33
International Equity Fund         1,261     (1,305)          (44)
Mid-Cap Equity Fund               5,019     (4,228)          791
Quality Growth Stock Fund           117       (182)          (65)
Small Cap Equity Fund             1,327     (1,355)          (28)
Value Income Stock Fund          10,993     (2,189)        8,804
Investment Grade Bond Fund          600     (1,040)         (440)




Subsequent to October 31, 2000, the Funds recognized net capital losses for tax purposes that have been deferred to 2001 and can be used to offset future capital gains at December 31, 2001. The Funds also had capital loss carryforwards at December 31, 2000 as follows:

                          CAPITAL LOSS                                    POST
                           CARRYOVER   EXPIRES    EXPIRES    EXPIRES     10/31
FUND                        12/31/00    2006        2007       2008       LOSS
------                    ------------ -------  ---------- -----------  ---------
Capital Appreciation Fund   $       -- $     --  $      -- $        --   $505,793
Growth and Income Fund           3,395       --         --       3,395         --
International Equity Fund      315,022       --         --     315,022         --
Quality Growth Stock Fund       12,051       --         --      12,051     26,709
Small Cap Value Equity Fund  1,470,902  285,980  1,184,922          --         --
Value Income Stock Fund     14,170,675       --         --  14,170,675         --
Investment Grade Bond Fund     747,072       --    296,279     450,793         --

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

The Capital Appreciation Fund, International Equity Fund and Value Income Stock Fund had cumulative wash sales at December 31, 2000 amounting to $414,040, $137,376 and $464,479, respectively. These wash sales losses cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

7. Concentration of Credit Risk:

The Investment Grade Bond Fund invests primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments.

--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

8. Shareholder Voting Results (Unaudited):

There was a special meeting of shareholders held on October 27, 2000, at which the shareholders of the Funds were asked to consider several proposals. The following were the results of the vote by proposal:

 PROPOSAL 1: TO CONSIDER AND ACT UPON A PROPOSAL TO ELECT MEMBERS TO THE BOARD OF TRUSTEES OF EACH TRUST.

1.  Approval of the election of Thomas Gallagher.
             Shares Voted       % of Voted     % of Total
           ---------------    ------------    -----------
For            15,747,756           94.69%         94.69%
Withheld          882,678            5.31%          5.31%
           ---------------    ------------    -----------
               16,630,434          100.00%        100.00%

2.  Approval of the election of James O. Robbins.
             Shares Voted       % of Voted     % of Total
           ---------------    ------------    -----------
For            15,746,516           94.68%         94.68%
Withheld          883,917            5.32%          5.32%
           ---------------    ------------    -----------
               16,630,433          100.00%        100.00%

3.  Approval of the election of F. Wendell Gooch.
             Shares Voted       % of Voted     % of Total
           ---------------    ------------    -----------
For            15,724,469           94.55%         94.55%
Withheld          905,964            5.45%          5.45%
           ---------------    ------------    -----------
               16,630,433          100.00%        100.00%

4. Approval of the election of Wilton Looney.
             Shares Voted       % of Voted     % of Total
           ---------------    ------------    -----------
For            15,721,894           94.54%         94.54%
Withheld          908,540            5.46%          5.46%
           ---------------    ------------    -----------
               16,630,434          100.00%        100.00%

5.  Approval of the election of Jonathan T. Walton.
             Shares Voted       % of Voted     % of Total
           ---------------    ------------    -----------
For            15,712,408           94.48%         94.48%
Withheld          918,025            5.52%          5.52%
           ---------------    ------------    -----------
               16,630,433          100.00%        100.00%



PROPOSAL  2: TO APPROVE  THE  ADOPTION OF  STANDARDIZED  INVESTMENT  POLICIES BY
REVISING OR ELIMINATING  CERTAIN OF THE TRUSTS' CURRENT  FUNDAMENTAL  INVESTMENT
POLICIES:

2.1. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING DIVERSIFICATION.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,774,694          91.75%           91.75%
Against          113,412           2.18%            2.18%
Abstain          315,737           6.07%            6.07%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               124,865         99.87%           99.87%
Against               168          0.13%            0.13%
Abstain                --            --%              --%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              950,064          89.50%           89.50%
Against           36,693           3.46%            3.46%
Abstain           74,709           7.04%            7.04%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,568,272          91.75%           91.75%
Against           41,360           2.42%            2.42%
Abstain           99,598           5.83%            5.83%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%


QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.50%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total

          ---------------   ------------      -----------
For            1,127,114          93.09%           93.09%
Against            1,813           0.15%            0.15%
Abstain           81,896           6.76%            6.76%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,795,121          90.33%           90.33%
Against          162,371           3.06%            3.06%
Abstain          350,698           6.61%            6.61%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,737,793          89.68%           89.68%
Against           32,140           1.66%            1.66%
Abstain          167,737           8.66%            8.66%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


2.2. TO ELIMINATE THE POLICIES CONCERNING INVESTING FOR CONTROL.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,686,842          90.07%           90.07%
Against          161,368           3.10%            3.10%
Abstain          355,633           6.83%            6.83%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              116,163          92.91%           92.91%
Against            8,449           6.76%            6.76%
Abstain              422           0.34%            0.34%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              938,094          88.38%           88.38%
Against           47,889           4.51%            4.51%
Abstain           75,483           7.11%            7.11%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,539,582          90.07%           90.07%
Against           63,248           3.70%            3.70%
Abstain          106,399           6.22%            6.22%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%


QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,105,900          91.33%           91.33%
Against           27,646           2.28%            2.28%
Abstain           77,277           6.38%            6.38%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,697,022          88.49%           88.49%
Against          214,160           4.03%            4.03%
Abstain          397,007           7.48%            7.48%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,709,432          88.22%           88.22%
Against           33,352           1.72%            1.72%
Abstain          194,886          10.06%           10.06%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%


2.3. TO REVISE THE FUNDAMENTAL INVESTMENT POLICY CONCERNING BORROWING.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,743,678          91.16%           91.16%
Against          124,069           2.38%            2.38%
Abstain          336,097           6.46%            6.46%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              124,637          99.68%           99.68%
Against              396           0.32%            0.32%
Abstain               --             --%              --%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              951,573          89.65%           89.65%
Against           36,056           3.40%            3.40%
Abstain           73,837           6.96%            6.96%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,564,748          91.55%           91.55%
Against           38,924           2.28%            2.28%
Abstain          105,557           6.18%            6.18%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%

QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,068,922          88.28%           88.28%
Against           58,863           4.86%            4.86%
Abstain           83,039           6.86%            6.86%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,712,237          88.77%           88.77%
Against          240,325           4.53%            4.53%
Abstain          355,627           6.70%            6.70%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,710,530          88.28%           88.28%
Against           59,188           3.05%            3.05%
Abstain          167,952           8.67%            8.67%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%

--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

2.4. TO ELIMINATE THE FUNDAMENTAL POLICIES CONCERNING PLEDGING, MORTGAGING OR HYPOTHECATING ASSETS.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,706,213          90.44%           90.44%
Against          153,266           2.95%            2.95%
Abstain          344,363           6.62%            6.62%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              124,215          99.35%           99.35%
Against              396           0.32%            0.32%
Abstain              422           0.34%            0.34%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              940,329          88.59%           88.59%
Against           46,918           4.42%            4.42%
Abstain           74,220           6.99%            6.99%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,534,383          89.77%           89.77%
Against           68,285           4.00%            4.00%
Abstain          106,561           6.23%            6.23%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%

QUALITY GROWTH STOCK FUND

             Shares Voted     % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

             Shares Voted     % of Voted       % of Total
          ---------------   ------------      -----------
For            1,053,030          86.97%           86.97%
Against           75,117           6.20%            6.20%
Abstain           82,676           6.83%            6.83%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,619,285          87.02%           87.02%
Against          266,953           5.03%            5.03%
Abstain          421,951           7.95%            7.95%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total

          ---------------   ------------      -----------
For            1,697,646          87.61%           87.61%
Against           44,387           2.29%            2.29%
Abstain          195,637          10.10%           10.10%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%


2.5. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING SECURITIES LENDING.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,746,760          91.22%           91.22%
Against          116,784           2.24%            2.24%
Abstain          340,299           6.54%            6.54%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              124,443          99.53%           99.53%
Against              168           0.13%            0.13%
Abstain              422           0.34%            0.34%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              945,172          89.04%           89.04%
Against           39,183           3.69%            3.69%
Abstain           77,112           7.26%            7.26%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,553,717          90.90%           90.90%
Against           47,756           2.79%            2.79%
Abstain          107,755           6.30%            6.30%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%

QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,123,117          92.76%           92.76%
Against            7,212           0.60%            0.60%
Abstain           80,494           6.65%            6.65%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,773,939          89.94%           89.94%
Against          169,625           3.20%            3.20%
Abstain          364,625           6.87%            6.87%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,735,182          89.55%           89.55%
Against           35,063           1.81%            1.81%
Abstain          167,425           8.64%            8.64%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





2.6. TO ELIMINATE THE FUNDAMENTAL POLICIES CONCERNING INVESTMENT IN OTHER INVESTMENT COMPANIES.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,738,597          91.06%           91.06%
Against          140,919           2.71%            2.71%
Abstain          324,326           6.23%            6.23%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              124,443          99.53%           99.53%
Against              168           0.13%            0.13%
Abstain              422           0.34%            0.34%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              940,731          88.63%           88.63%
Against           45,410           4.28%            4.28%
Abstain           75,325           7.10%            7.10%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,559,736          91.25%           91.25%
Against           39,233           2.30%            2.30%
Abstain          110,260           6.45%            6.45%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%

QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,121,974          92.66%           92.66%
Against            2,956           0.24%            0.24%
Abstain           85,894           7.09%            7.09%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,722,897          88.97%           88.97%
Against          200,938           3.79%            3.79%
Abstain          384,354           7.24%            7.24%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,718,764          88.70%           88.70%
Against           32,073           1.66%            1.66%
Abstain          186,833           9.64%            9.64%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%


2.7. TO ELIMINATE THE FUNDAMENTAL POLICIES CONCERNING SHORT SALES.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,691,681          90.16%           90.16%
Against          157,386           3.02%            3.02%
Abstain          354,777           6.82%            6.82%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              124,108          99.26%           99.26%
Against              168           0.13%            0.13%
Abstain              757           0.61%            0.61%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              943,331          88.87%           88.87%
Against           43,253           4.07%            4.07%
Abstain           74,882           7.05%            7.05%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,559,622          91.25%           91.25%
Against           38,113           2.23%            2.23%
Abstain          111,494           6.52%            6.52%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%


QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,131,629          93.46%           93.46%
Against            1,813           0.15%            0.15%
Abstain           77,382           6.39%            6.39%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,714,497          88.82%           88.82%
Against          208,345           3.92%            3.92%
Abstain          385,347           7.26%            7.26%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,709,963          88.25%           88.25%
Against           47,892           2.47%            2.47%
Abstain          179,816           9.28%            9.28%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 2000

2.8. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING INVESTMENT IN REAL ESTATE.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,794,426          92.13%           92.13%
Against           66,371           1.28%            1.28%
Abstain          343,046           6.59%            6.59%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              124,530          99.60%           99.60%
Against              168           0.13%            0.13%
Abstain              335           0.27%            0.27%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              963,927          90.81%           90.81%
Against           22,255           2.10%            2.10%
Abstain           75,284           7.09%            7.09%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,566,333          91.64%           91.64%
Against           35,060           2.05%            2.05%
Abstain          107,835           6.31%            6.31%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%

QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,129,710          93.30%           93.30%
Against            3,731           0.31%            0.31%
Abstain           77,382           6.39%            6.39%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,829,728          90.99%           90.99%
Against          117,612           2.22%            2.22%
Abstain          360,850           6.80%            6.80%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,730,733          89.32%           89.32%
Against           47,539           2.45%            2.45%
Abstain          159,397           8.23%            8.23%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%


2.9. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING UNDERWRITING OF SECURITIES.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,798,119          92.20%           92.20%
Against           69,360           1.33%            1.33%
Abstain          336,364           6.46%            6.46%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              123,880          99.08%           99.08%
Against              396           0.32%            0.32%
Abstain              757           0.61%            0.61%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              963,327          90.75%           90.75%
Against           23,697           2.23%            2.23%
Abstain           74,442           7.01%            7.01%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,553,868          90.91%           90.91%
Against           43,387           2.54%            2.54%
Abstain          111,974           6.55%            6.55%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%

QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,124,674          92.89%           92.89%
Against            3,731           0.31%            0.31%
Abstain           82,418           6.81%            6.81%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,818,770          90.78%           90.78%
Against          126,916           2.39%            2.39%
Abstain          362,503           6.83%            6.83%

          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,736,976          89.64%           89.64%
Against           39,798           2.05%            2.05%
Abstain          160,896           8.30%            8.30%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




2.10. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING PURCHASE OF COMMODITIES.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,730,085          90.90%           90.90%
Against          151,893           2.92%            2.92%
Abstain          321,865           6.19%            6.19%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              123,880          99.08%           99.08%
Against              396           0.32%            0.32%
Abstain              757           0.61%            0.61%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              944,013          88.93%           88.93%
Against           42,571           4.01%            4.01%
Abstain           74,882           7.05%            7.05%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,536,308          89.88%           89.88%
Against           67,364           3.94%            3.94%
Abstain          105,557           6.18%            6.18%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%

QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,114,699          92.06%           92.06%
Against           13,706           1.13%            1.13%
Abstain           82,418           6.81%            6.81%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,778,802          90.03%           90.03%
Against          174,024           3.28%            3.28%
Abstain          355,364           6.69%            6.69%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,742,411          89.92%           89.92%
Against           42,377           2.19%            2.19%
Abstain          152,882           7.89%            7.89%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%


2.11. TO REVISE THE FUNDAMENTAL POLICIES CONCERNING CONCENTRATION.

CAPITAL APPRECIATION FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,786,641          91.98%           91.98%
Against           71,246           1.37%            1.37%
Abstain          345,956           6.65%            6.65%
          ---------------   ------------      -----------
               5,203,843         100.00%          100.00%

GROWTH AND INCOME FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              120,655          96.50%           96.50%
Against              396           0.32%            0.32%
Abstain            3,982           3.18%            3.18%
          ---------------   ------------      -----------
                 125,033         100.00%          100.00%

INTERNATIONAL EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For              963,062          90.73%           90.73%
Against           19,490           1.84%            1.84%
Abstain           78,914           7.43%            7.43%
          ---------------   ------------      -----------
               1,061,466         100.00%          100.00%

MID-CAP EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,542,665          90.26%           90.26%
Against           55,993           3.28%            3.28%
Abstain          110,571           6.47%            6.47%
          ---------------   ------------      -----------
               1,709,229         100.00%          100.00%

QUALITY GROWTH STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For               64,175          86.51%           86.51%
Against            7,031           9.48%            9.48%
Abstain            2,973           4.01%            4.01%
          ---------------   ------------      -----------
                  74,180         100.00%          100.00%

SMALL CAP VALUE EQUITY FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,112,417          91.87%           91.87%
Against           15,625           1.29%            1.29%
Abstain           82,781           6.84%            6.84%
          ---------------   ------------      -----------
               1,210,823         100.00%          100.00%

VALUE INCOME STOCK FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            4,725,352          89.02%           89.02%
Against          193,627           3.65%            3.65%
Abstain          389,210           7.33%            7.33%
          ---------------   ------------      -----------
               5,308,189         100.00%          100.00%

INVESTMENT GRADE BOND FUND

            Shares Voted      % of Voted       % of Total
          ---------------   ------------      -----------
For            1,738,698          89.73%           89.73%
Against           39,360           2.03%            2.03%
Abstain          159,612           8.24%            8.24%
          ---------------   ------------      -----------
               1,937,670         100.00%          100.00%

                              NOTICE TO SHAREHOLDERS                 (Unaudited)
                                       OF
                            STI CLASSIC VARIABLE TRUST

For shareholders that do not have a December 31, 2000 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2000 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2000, each portfolio is designating the following items with regard to distributions paid during the year:

                                     LONG TERM
                                    (20% RATE)       ORDINARY
                                   CAPITAL GAIN       INCOME       TAX-EXEMPT           TOTAL       QUALIFYING
FUND                               DISTRIBUTION    DISTRIBUTIONS    INTEREST        DISTRIBUTIONS  DIVIDENDS (1)
--------                           ------------    -------------   ----------       -------------  -------------
Capital Appreciation Fund             13.87%        86.13%           0.00%          100.00%          1.88%
Growth and Income Fund                 0.00%       100.00%           0.00%          100.00%        100.00%
International Equity Fund             29.18%        70.82%           0.00%          100.00%          0.00%
Mid-Cap Equity Fund                   54.95%        45.05%           0.00%          100.00%         12.06%
Quality Growth Stock Fund              0.00%       100.00%           0.00%          100.00%        100.00%
Small Cap Equity Fund                  0.00%       100.00%           0.00%          100.00%         99.22%
Value Income Stock Fund               22.92%        77.08%           0.00%          100.00%         64.10%
Investment Grade Bond Fund             0.00%       100.00%           0.00%          100.00%          0.00%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of STI Classic Variable Trust:

We have audited the accompanying statements of net assets of the Capital Appreciation, Growth and Income, International Equity, Mid-Cap Equity, Quality Growth Stock, Small Cap Value Equity, Value Income Stock, and the Investment Grade Bond Funds of STI Classic Variable Trust (the Trust), as of December 31, 2000, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Appreciation, Growth and Income, International Equity, Mid-Cap Equity, Quality Growth Stock, Small Cap Value Equity, Value Income Stock, and Investment Grade Bond Funds of STI Classic Variable Trust as of December 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
February 7, 2001